[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • September 30, 2006 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF
THOUSANDS		PURCHASE	MATURITY	VALUE
	Commercial Paper (81.3%)
	Asset-Backed - Auto (1.6%)
$2,000	DaimlerChrysler Revolving Auto Conduit Series1 LLC	5.31%	10/20/06	$1,994,144

	Asset-Backed - Consumer (16.2%)
2,000	Barton Capital LLC*	5.30	02/09/07	1,961,867
3,166	Bryant Park Funding LLC*	5.30 - 5.34	10/16/06 - 01/17/07	3,145,285
6,040	Gemini Securitization Corp., LLC*	5.29 - 5.49	10/02/06 - 12/21/06	6,017,519
565	Old Line Funding, LLC*	5.33	11/03/06	562,177
2,448	Regency Markets No 1 LLC *	5.32 - 5.48	10/16/06 - 11/15/06	2,438,183
1,500	Sheffield Receivable Corp.	5.28	10/03/06	1,499,341
634	Thames Asset Global Securitization *	5.48	10/13/06	632,764
3,361	Thunder Bay Funding LLC*	5.32 - 5.46	10/10/06 - 12/22/06	3,336,228
				19,593,364
	Asset-Backed - Corporate (14.8%)
5,426	Amsterdam Funding Corp.	5.29 - 5.34	10/04/06 - 01/12/07	5,414,170
1,400	Atlantis One Funding Corp.	5.36 - 5.37	11/22/06 - 02/01/07	1,377,226
788	CAFCO LLC*	5.32 - 5.35	10/19/06 - 11/01/06	784,843
1,100	Eureka Securitization, Inc.	5.29	10/18/2006	1,097,102
5,895	Kaiserplatz Funding LLC*	5.34 - 5.38	10/10/06 - 12/13/06	5,851,724
2,057	Nieuv Amesterdam Receivable Corp	5.30 - 5.34	10/12/06 - 11/15/06	2,050,002
				16,575,067
	Asset-Backed - Diversified (4.6%)
3,253	CRC Funding LLC*	5.28 - 5.35	10/02/06 - 10/27/06	3,245,468
2,315	Fairway Finance Co., LLC*	5.28 - 5.40	10/02/06 - 10/24/06	2,311,531
				5,556,999
	Asset-Backed - Mortgage (4.6%)
5,551	Sydney Capital Corp.*	5.29 - 5.37	10/20/06 - 12/08/06	5,516,063

	Asset-Backed - Securities (14.4%)
2,151	Clipper Receivable Co., LLC*	5.29 - 5.39	10/02/06 - 10/05/06	2,149,878
600	Galaxy Funding Inc.	5.47	10/25/06	597,750
1,500	Galleon Capital LLC*	5.30	10/20/06	1,495,600
6,083	Golden Fish LLC*	5.31 - 5.38	10/03/06 - 11/13/06	6,068,742
1,807	Grampian Funding LLC*	5.36 - 5.53	10/24/06 - 11/20/06	1,797,766
3,816	Scaldis Capital LLC*	5.29 - 5.48	10/06/06 - 12/21/06	3,793,886
1,500	Solitaire Funding LLC*	5.39	01/12/07	1,477,120
				17,380,742
	Financial Conglomerates(0.5%)
613	General Electric Capital Corp.	5.38 - 5.41	10/10/06 - 02/20/07	607,246

	Insurance (5.6%)
6,175	Irish Life & Permanent PLC*	5.34 - 5.36	12/01/06 - 01/08/07	6,103,899
650	Metlife Funding Inc.	5.34	10/16/06	648,469
1,355	Simba Funding Corp.	5.31	11/17/06	1,345,479
				8,097,847

	International Banks (18.3%)
5,050	Abbey National North America LLC	5.35 - 5.36	12/22/06 - 01/08/07	4,977,567
1,950	Bank of Ireland*	5.33 - 5.50	10/26/06 - 04/10/07	1,925,551
500	Calyon	5.48	10/13/06	499,025
1,000	Depfa Bank PLC*	5.31 - 5.49	10/19/06	997,182
1,695	DnB NOR Bank ASA	5.33 - 5.34	11/08/06 - 01/08/07	1,673,335
2,567	HBOS Treasury Services PLC	5.31 - 5.44	10/10/06 - 12/01/06	2,555,936
300	ING (U.S.) Funding LLC	5.32	10/06/06	299,736
1,000	KBC Financial Products Int’l. Ltd.*	5.35	12/18/06	988,424
695	Lloyds TSB Bank PLC	5.29 - 5.32	10/11/06 - 10/16/06	693,581
1,000	Santander Central Hispano Finance (Del) Inc.	5.42	10/13/06	998,064
600	Skandinaviska Enskkilda Banken AB	5.33	10/27/06	597,620
2,095	Societe General N.A. Inc.	5.32 - 5.46	10/10/06 - 01/19/07	2,076,971
2,792	Spintab AB*	5.32 - 5.39	11/03/06 - 12/21/06	2,770,332
800	Swedbank	5.31 - 5.33	10/23/06 - 11/01/06	796,766
260	Westpac Capital Corp.	5.35	12/12/06	257,216
				22,107,306

	Investment Banks/Brokers (0.7%)
825	CitiGroup Funding Inc.	5.31		10/17/06	822,935

	Total Commercial Paper (Cost $98,251,713)				98,251,713

	Floating Rate Notes (0.5%)
	Domestic Banks
625	Wachovia Bank NA(Cost $624,997)	5.30	†	10/02/06	624,997

	Repurchase Agreement (0.8%)
1,000	Barclays Capital Inc. (dated 09/29/06; proceeds $1,000,448) (b) (Cost $1,000,000)	5.37		10/2/2006	1,000,000

	U.S. Government Agencies (1.2%)
520	Federal Home Loan Banks	5.34		12/13/06	514,388
914	Federal National Mortgage Corp.	5.27		11/07/06	908,983

	Total U.S. Government Agencies (Cost $1,423,371)				1,423,371

	Bankers’ Acceptance (4.7%)
1,000	Bank of America N.A. (Cost $999,813)	5.32		10/27/06	999,813
4,711	J.P. Morgan Chase & Co.	5.36 - 5.50		10/11/06 - 03/09/07	4,654,725
	Total Bankers’ Acceptance (Cost $5,654,538)				5,654,538

	Certificate of Deposit (11.3%)
345	Australia & New Zealand	5.36		01/29/07	344,181
2,000	Credit Suisse	5.32 - 5.33		11/07/06	1,998,351
1,000	Depfa Bank PLC	5.41		12/05/06	998,579
1,740	First Tennessee Bank, NA	5.34		11/30/06	1,740,000
450	HBOS Treasury Services PLC	5.40		12/27/06	449,178
700	Natexis Banques Populaires - NY	5.40 - 5.43		12/11/06 - 12/27/06	698,971
375	Rabobank Nederland	5.48		03/13/07	374,211
250	Royal Bank of Scotland PLC	5.38		01/18/07	249,429
2,160	Skandinaviska Enskkilda Banken AB	5.33 - 5.40		12/01/06 - 12/07/06	2,159,787
680	Societe General N.A., Inc.	5.35		01/17/07	678,466
1,500	Washington Mutual Bank, FA	5.38		11/08/06	1,499,899
2,500	Wells Fargo Bank, NA	5.38 - 5.40		01/31/07 - 02/28/07	2,494,998
	Total Certificate of Deposit (Cost $13,686,050)				13,686,050

	Total Investments (Cost $120,640,669) (a)			99.8%	120,640,669
	Other Assets in Excess of Liabilities			0.2	284,265
	Net Assets			100.0%	$120,924,934

*              Resale is restricted to qualified institutional investors

†              Rate shown is the rate in effect at September 30, 2006.

(a)           Cost is the same for federal income tax purposes.

(b)           Collaterized by United States Treasury Strips 5.0% due 11/15/07 valued at $1,020,001.

MATURITY SCHEDULE*
1 - 30 Days	47%
31 - 60 Days	16
61 - 90 Days	18
91 - 120 Days	11
121 - 180 Days	8
100%

* As a percentage of total market value

Morgan Stanley Select Dimensions - Flexible Income Portfolio

Portfolio of Investments September 30, 2006  (unaudited)

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE
		Government & Corporate Bonds (96.3%)
		Foreign (13.2%)
		Argentina (0.3%)
		Government Obligations
ARS	682	Republic of Argentina	0.00	%**	12/15/35	$20,099
	340	Republic of Argentina++++	5.83		12/31/33	138,380
	$15	Republic of Argentina (j)	0.00	**	12/15/35	1,520
	6	Republic of Argentina (d) (j) ++++	8.28		12/31/33	5,504
	60	Republic of Argentina (c)	13.969		04/10/49	26,100

		Total Argentina				191,603

		Australia (0.4%)
		Other Metals/Minerals (0.0%)
	70	Murrin Holdings Property Ltd. (c) (j)	9.375		08/31/07	0

		Property - Casualty Insurers (0.4%)
	200	Mantis Reef Ltd. - 144A*	4.692		11/14/08	196,521

		Total Australia				196,521

		Bermuda (0.1%)
		Cable/Satellite TV
	75	Intelsat Bermuda Ltd.	10.484	**	01/15/12	76,406

		Brazil (1.1%)
		Government Obligations
	171	Federal Republic of Brazil	8.00		01/15/18	188,271
	77	Federal Republic of Brazil	8.875		10/14/19	91,515
	280	Federal Republic of Brazil	14.50		10/15/09	350,700

		Total Brazil				630,486

		Canada (2.0%)
		Commercial Printing/Forms (0.5%)
	255	Quebecor World Capital Corp. - 144A*	8.75		03/15/16	246,712

		Media Conglomerates (0.0%)
	1	Canwest Media Inc.	8.00		09/15/12	594

		Oil & Gas Pipelines (0.5%)
	315	Kinder Morgan Finance Co.	5.70		01/05/16	291,290

		Other Metals/Minerals (0.2%)
	90	Brascan Corp.	7.125		06/15/12	96,524

		Other Transportation (0.2%)
	140	CHC Helicopter Corp.	7.375		05/01/14	132,650

		Pulp & Paper (0.6%)
	110	Abitibi-Consolidated Inc.	8.85		08/01/30	92,950
	265	Bowater Canada Finance	7.95		11/15/11	254,400
						347,350

		Total Canada				1,115,120

		Denmark (0.3%)
		Telecommunications
	80	Nordic Telecommunications Holdings - 144A*	8.875		05/01/16	84,500
EUR	60	TDC AS	6.50		04/19/12	79,821

		Total Denmark				164,321

		Ecuador (0.1%)
		Government Obligation
	$50	Republic of Ecuador - 144A*	9.00		08/15/30	45,875

		France (0.3%)
		Oilfield Services/Equipments (0.1%)
	25	Compagnie Generale de Geophysique S.A.	7.50		05/15/15	24,875

		Telecommunications (0.2%)
	95	France Telecom S.A.	8.50		03/01/31	124,319

		Total France				149,194

		Indonesia (0.4%)
		Pulp & Paper
	264	Tjiwi Kimia Finance BV - 144A*	0.00	**	04/29/27	35,589
	70	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/15	53,680
	213	Tjiwi Kimia Finance BV - 144A*	6.00	**	04/29/18	114,194

		Total Indonesia				203,463

		Japan (2.6%)
		Government Obligations
JPY	170,000	Japan (Government of)	0.50		03/20/07	1,440,533

		Israel (0.3%)
		Electrical Products
	$160	Ormat Funding Corp.	8.25		12/30/20	163,080

		Luxembourg (0.2%)
		Telecommunications
	30	Telecom Italia Capital SpA	4.00		11/15/08	29,115
	80	Telecom Italia Capital SpA	4.00		01/15/10	75,858

		Total Luxembourg				104,973

		Mexico (2.1%)
		Government Obligations (1.5%)
MXN	1,000	United Mexican States Corp.	8.00		12/17/15	89,740
	$250	United Mexican States Corp.	8.375		01/14/11	279,625
MXN	4,060	United Mexican States Corp.	10.00		12/05/24	421,414
						790,779

		Oil & Gas Production (0.5%)
	$80	Pemex Project Funding Master Trust	9.50		09/15/27	104,600
	170	Pemex Project Funding Master Trust - 144A*	6.629	**	06/15/10	174,165
						278,765
		Telecommunications (0.1%)
	66	Axtel SA	11.00		12/15/13	74,250

		Total Mexico				1,143,794

		Netherlands (0.2%)
		Telecommunications
	40	Telefonica Europe BV	8.25		09/15/30	83,598

		Russia (1.7%)
		Government Obligations (1.5%)
	98	Federal Republic of Russia	8.25		03/31/10	102,970
	15	Federal Republic of Russia	5.00		03/31/30	16,753
	201	Federal Republic of Russia	11.00		07/24/18	289,189
	190	Federal Republic of Russia	12.75		06/24/28	341,288
	100	Russian Agricultural Bank - 144A*	7.175		05/16/13	104,250
						854,450
		Oil & Gas Pipelines (0.2%)
	75	Gaz Capital	8.625		04/28/34	93,412

		Total Russia				947,862

		South Africa (0.1%)
		Government Obligation
ZAR	165	Republic of South Africa	13.50		09/15/15	27,653

	Turkey (0.3%)
	Government Obligations
$110	Citigroup, Inc. - 144A* +++	0.00		06/28/07	101,400
100	JP Morgan Chase - 144A*+++	0.00		06/27/07	77,840

	Total Turkey				179,240

	Venezuela (0.7%)
	Government Obligations
70	Republic of Venezuela	8.50		10/08/14	77,700
160	Republic of Venezuela	9.375		01/13/34	198,160
80	Republic of Venezuela	10.75		09/19/13	98,000

	Total Venezuela				373,860
	Total Foreign (Cost $7,257,839)				7,237,582

	United States (83.1%)
	Corporate Bonds (32.6%)
	Advertising/Marketing Services (0.2%)
55	Interpublic Group of Companies, Inc. (The)	0.00		08/15/11	53,075
85	Interpublic Group of Companies, Inc. (The)	5.40		11/15/09	80,750
					133,825

	Aerospace & Defense (0.6%)
165	K&F Acquisition Inc.	7.75		11/15/14	166,237
100	Northrop Grumman Corp.	4.079		11/16/06	99,837
77	Systems 2001 Asset Trust - 144A*	6.664		09/15/13	80,997
					347,071
	Air Freight/Couriers (0.1%)
40	Fedex Corp.	7.25		02/15/11	42,960

	Airlines (0.0%)
30	Southwest Airlines Co. (Series 01-1)	5.496		11/01/06	30,033

	Apparel/Footwear (0.6%)
125	Levi Strauss & Co.	9.74	**	04/01/12	129,375
200	Phillips-Van Heusen Corp.	7.25		02/15/11	203,000
					332,375
	Auto Parts: O.E.M. (0.5%)
280	ArvinMeritor, Inc.	8.75		03/01/12	269,500

	Beverages: Alcoholic (0.2%)
100	FBG Finance Ltd. - 144A*	5.125		06/15/15	94,921

	Building Products (0.1%)
35	Interface Inc.	7.30		04/01/08	35,525

	Cable/Satellite TV (1.1%)
170	Cablevision Systems Corp. (Series B)	9.62	**	04/01/09	181,687
101	Charter Communications Holdings LLC	11.00		10/01/15	92,415
140	Comcast Cable Communications Inc.	6.75		01/30/11	147,218
140	Echostar DBS Corp.	6.375		10/01/11	136,675
65	Echostar DBS Corp.	6.625		10/01/14	61,994
					619,989
	Casino/Gaming (1.5)
840	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (a) (c) (j)	13.50		03/01/10	0
135	Harrah’s Operating Co., Inc.	0.00		06/01/16	132,573
200	Isle of Capri Casinos	7.00		03/01/14	191,000
335	MGM Mirage Inc.	6.00		10/01/09	332,487
299	Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (j)	13.00	†	12/15/07	0
165	Station Casinos, Inc.	6.00		04/01/12	160,050
30	Station Casinos, Inc.	6.875		03/01/16	28,275
					844,385
	Chemicals: Major Diversified (0.7%)
98	Huntsman ICI Chemicals	10.125		07/01/09	99,960
45	ICI Wilmington Inc.	4.375		12/01/08	44,003
255	Westlake Chemical Corp.	6.625		01/15/16	243,525
					387,488
	Chemicals: Specialty (1.2%)
161	Equistar Chemical Funding	10.125		09/01/08	171,264
35	Equistar Chemical Funding	10.625		05/01/11	37,712

300	Innophos, Inc.	8.875		08/15/14	279,300
74	Innophos, Inc.	13.17	**†	02/15/15	79,772
120	KI Holdings, Inc.	0.00		11/15/14	88,800
26	Koppers Industry Inc.	9.875		10/15/13	28,275
					685,123
	Coal (0.1%)
35	Foundation PA Coal Co.	7.25		08/01/14	35,350

	Computer Processing Hardware (0.2%)
65	Hewlett-Packard Co.	5.345		05/22/09	85,155

	Containers/Packaging (1.7%)
220	Berry Plastics Holding Corp. - 144A*	0.00		09/15/14	222200
100	Graham Packaging Company Inc.	8.50		10/15/12	99,500
150	Graphic Packaging International Corp.	9.50		08/15/13	154,125
390	Owens-Illinois, Inc.	7.50		05/15/10	391,950
125	Sealed Air Corp. - 144A*	5.625		07/15/13	49,266
					917,041
	Data Processing Services (0.2%)
105	Sungard Data Systems Inc. - 144A*	9.125		08/15/13	109,200

	Department Stores (0.5%)
240	BON-TON Department Stores Inc. - 144A*	10.25		03/15/14	234,600
25	May Department Stores Co.	6.70		07/15/34	24,950
					259,550
	Drugstore Chains (0.0%)
20	CVS Corp.	5.75		08/15/11	20,282

	Electric Utilities (3.0%)
80	AES Corp. (The)	7.75		03/01/14	83,600
11	AES Corp. (The)	8.875		02/15/11	11,825
16	AES Corp. (The)	9.375		09/15/10	17,360
60	AES Corp. (The) - 144A*	9.00		05/15/15	64,950
140	Arizona Public Service Co.	5.80		06/30/14	139,486
55	CC Funding Trust I	6.90		02/16/07	55,267
90	Cincinnati Gas & Electric Co.	5.70		09/15/12	65,571
60	Consolidated Natural Gas Co.	5.00		12/01/14	57,067
70	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	72,219
70	Consumers Energy Co.	4.80		02/17/09	69,162
50	Detroit Edison Co. (The)	6.125		10/01/10	51,459
45	Entergy Gulf States, Inc.	3.60		06/01/08	43,642
100	Entergy Gulf States, Inc.	5.631	**	12/01/09	99,805
205	IPALCO Enterprises, Inc.	8.375		11/14/08	211,662
30	IPALCO Enterprises, Inc.	8.625		11/14/11	32,325
135	Monongahela Power Co.	5.00		10/01/06	135,000
115	MSW Energy Holdings/Finance	7.375		09/01/10	115,575
25	MSW Energy Holdings/Finance	8.50		09/01/10	25,875
70	Ohio Power Company - IBC (Series K)	6.00		06/01/16	72,019
30	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	29,637
100	PSEG Energy Holdings Inc.	8.625		02/15/08	104,250
50	Texas Eastern Transmission, LP	7.00		07/15/32	56,191
35	Wisconsin Electric Power Co.	3.50		12/01/07	34,321
					1,648,268
	Electrical Products (0.2%)
35	Cooper Industries Inc.	5.25		07/01/07	34,850
65	Cooper Industries, Inc.	5.25		11/15/12	64,731
					99,581
	Environmental Services (0.1%)
42	Allied Waste North America, Inc.	9.25		09/01/12	44,992

	Finance/Rental/Leasing (0.6%)
35	CIT Group, Inc.	2.875		09/29/06	35,000
30	CIT Group, Inc.	3.65		11/23/07	29,498
125	MBNA Corp.	5.58	**	05/05/08	125,927
150	Residential Capital Corp.	6.375		06/30/10	151,892
					342,317
	Financial Conglomerates (1.2%)
120	Chase Manhattan Corp.	6.00		02/15/09	121,944
10	Chase Manhattan Corp.	7.00		11/15/09	10,495
20	General Electric Capital Corp.	4.25		12/01/10	19,393
510	General Motors Acceptance Corp.	6.875		09/15/11	507,822
					659,654

	Food Retail (0.4%)
37	CA FM Lease Trust - 144A*	8.50		07/15/17	38,902
145	Delhaize America, Inc.	8.125		04/15/11	156,352
					195,254
	Food: Major Diversified (0.2%)
60	ConAgra Foods, Inc.	7.00		10/01/28	65,000
25	ConAgra Foods, Inc.	8.25		09/15/30	30,823
25	General Mills Inc.	3.875		11/30/07	24,589
					120,412
	Food: Meat/Fish/Dairy (0.9%)
85	Michael Foods Inc. (Series B)	8.00		11/15/13	87,125
115	Pilgrim’s Pride Corp.	9.625		09/15/11	121,325
60	PPC Escrow Corp.	9.25		11/15/13	61,800
125	Smithfield Foods Inc.	7.00		08/01/11	126,562
70	Smithfield Foods Inc.	7.625		02/15/08	71,400
20	Smithfield Foods Inc. (Series B)	8.00		10/15/09	21,000
					489,212
	Gas Distributors (0.3%)
120	NiSource Finance Corp.	5.764	**	11/23/09	120,078
45	Sempra Energy	4.621		05/17/07	44,789
					164,867
	Home Building (0.2%)
50	Tech Olympic USA, Inc.	10.375		07/01/12	43,500
45	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00		07/01/10	43,031
					86,531
	Home Furnishings (0.2%)
50	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	52,324
40	Tempur-Pedic Inc.	10.25		08/15/10	42,150
					94,474
	Hospital/Nursing Management (0.5%)
125	Columbia/HCA Healthcare Corp.	7.69		06/15/25	98,204
115	Tenet Healthcare Corp.	7.375		02/01/13	104,219
55	Tenet Healthcare Corp.	9.875		07/01/14	55,069
					257,492
	Hotels/Resorts/Cruiselines (0.2%)
120	Hyatt Equities LLC - 144A*	6.875		06/15/07	120,814

	Household/Personal Care (0.1%)
75	Clorox Co. (The)	5.444	**	12/14/07	75,151

	Industrial Machinery (0.1%)
32	Goodman Global Holding Company, Inc. (Series B)	8.329	**	06/15/12	32,520

	Industrial Specialties (0.3%)
165	Johnsondiversy, Inc.	9.625		05/15/12	166,650

	Insurance Brokers/Services (0.6%)
290	Farmers Exchange Capital - 144A*	7.05		07/15/28	298,066
185	Marsh & McLennan Companies, Inc.	5.875		08/01/33	32,133
					330,199
	Major Banks (1.2%)
150	USB Capital IX	6.189		03/29/49	151,852
440	Wachovia Capital Trust III	5.80		08/29/49	441,622
70	Wachovia Corp.	4.95		11/01/06	69,966
					663,440
	Major Telecommunications (0.5%)
130	AT&T Corp.	8.00		11/15/31	159,372
60	SBC Communications, Inc.	6.15		09/15/34	58,277
55	Sprint Capital Corp.	8.75		03/15/32	67,264
					284,913
	Media Conglomerates (0.3%)
55	News America Holdings, Inc.	7.75		02/01/24	60,992
30	News America Inc.	7.125		04/08/28	31,473
85	Viacom, Inc. - 144A*	6.875		04/30/36	84,293
					176,758
	Medical Distributors (0.1%)
70	AmerisourceBergen Corp. - 144A*	5.625		09/15/12	69,156

	Medical/Nursing Services (0.4%)
181	Fresenius Medical Care Capital Trust	7.875		06/15/11	186,656
25	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	25,500
					212,156

	Metal Fabrications (0.1%)
60	General Cable Corp.	9.50	11/15/10	64,500

	Miscellaneous Commercial Services (0.4%)
55	Iron Mountain Inc.	7.75	01/15/15	55,275
140	Iron Mountain Inc.	8.625	04/01/13	143,850
				199,125
	Miscellaneous Manufacturing (0.2%)
70	Propex Fabrics Inc.	10.00	12/01/12	95,813

	Motor Vehicles (1.4%)
55	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	65,547
1,065	General Motors Corp.	8.375	07/15/33	704,700
				770,247
	Multi-Line Insurance (0.4%)
160	AIG Sun America Global Finance VI - 144A*	6.30	05/10/11	167,124
30	American General Finance Corp. (Series MTNH)	4.625	09/01/10	29,303
35	AXA Financial, Inc.	6.50	04/01/08	35,588
				232,015
	Oil & Gas Pipelines (1.1%)
85	Colorado Interstate Gas Co. - 144A*	6.80	11/15/15	86,087
140	El Paso Production Holdings	7.75	06/01/13	143,850
25	Kinder Morgan Energy Partners, L.P.	5.125	11/15/14	23,802
95	Pacific Energy Partners/Finance	7.125	06/15/14	97,375
70	Plains All American Pipeline L.P. - 144A*	6.70	05/15/36	73,294
175	Williams Companies, Inc. (The)	7.875	09/01/21	183,750
				608,158

	Oil & Gas Production (1.7%)
375	Chesapeake Energy Corp.	7.50	09/15/13	382,500
90	Chesapeake Energy Corp.	7.625	07/15/13	92,363
75	Hilcorp Energy/Finance - 144A*	7.75	11/01/15	72,938
78	Hilcorp Energy/Finance - 144A*	10.50	09/01/10	84,338
40	Magnum Hunter Resources, Inc.	9.60	03/15/12	42,400
270	Pogo Producing Co.	6.875	10/01/17	258,863
				933,402
	Oil Refining/Marketing (0.3%)
170	Husky Oil Ltd.	8.90	08/15/28	180,241

	Oilfield Services/Equipment (0.3%)
50	Hanover Compressor Co.	9.00	06/01/14	53,250
62	Hanover Equipment Trust 2001 A (Series A)	8.50	09/01/08	63,085
60	Hanover Equipment Trust 2001 B (Series B)	8.75	09/01/11	62,700
				179,035
	Pharmaceuticals: Major (0.2%)
90	Warner Chilcott Corp.	8.75	02/01/15	93,600

	Property - Casualty Insurers (0.1%)
85	St. Paul Travelers Companies, Inc. (The)	5.01	08/16/07	84,501

	Publishing: Books/Magazines (0.5%)
95	Dex Media West/Finance	9.875	08/15/13	103,075
50	Houghton Mifflin Co.	8.25	02/01/11	51,625
100	Houghton Mifflin Co.	9.875	02/01/13	106,250
				260,950
	Pulp & Paper (0.1%)
35	Glatfelter P.H. - 144A*	7.125	05/01/16	34,303

	Railroads (0.2%)
70	Norfolk Southern Corp.	7.35	05/15/07	70,778
30	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	30,382
				101,160
	Real Estate Investment Trusts (0.5%)
85	Host Marriott LP	6.375	03/15/15	82,875
210	Host Marriott LP	7.125	11/01/13	213,675
				296,550
	Restaurants (0.0%)
15	Tricon Global Restaurants, Inc.	8.875	04/15/11	16,977

	Savings Banks (0.0%)
25	Household Finance Corp.	4.125	12/15/08	24,469

	Specialty Stores (1.2%)
290	Linens’ n Things, Inc. - 144A*	10.702		01/15/14	281,300
365	Sonic Automotive, Inc.	8.625		08/15/13	369,563
					650,863
	Specialty Telecommunications (0.6%)
85	American Tower Corp.	7.125		10/15/12	87,550
90	American Tower Corp.	7.50		05/01/12	92,925
125	Qwest Communications International	8.67	**	02/15/09	127,969
433	Rhythms Netconnections, Inc. (a) (c) (j)	12.75		04/15/09	0
20	U.S. West Communications Corp.	5.625		11/15/08	19,950
					328,394
	Telecommunications (0.1%)
181	Exodus Communications, Inc. (a) (c) (j)	11.625		07/15/10	0
40	NTL Cable PLC (Great Britain)	8.75		04/15/14	41,700
					41,700

	Tobacco (0.5%)
265	Reynolds American Inc. - 144A*	7.25		06/01/13	206,806
100	RJ Reynolds Tobacco Holdings - 144A*	6.50		07/15/10	76,071
					282,877
	Trucks/Construction/Farm Machinery (0.6%)
175	Caterpillar Financial Services Corp. (Series MTNF)	5.259	**	08/20/07	175,224
122	Manitowoc Inc. (The)	10.50		08/01/12	131,760
					306,984
	Water Utilities (0.2%)
100	Nalco Co.	7.75		11/15/11	102,500

	Wholesale Distributors (0.1%)
40	Nebraska Book Company, Inc.	8.625		03/15/12	37,700

	Wireless Telecommunications (0.7%)
110	Ubiquitel Operating Co.	9.875		03/01/11	119,900
265	Wind Acquisition Finance SA - 144A*	10.75		12/01/15	293,819
					413,719
	Total Corporate Bonds (Cost $19,050,344)				17,924,367

	Asset-Backed Securities ** (8.7%)
	Finance/Rental/Leasing
124	Ace Securities Corp. 2005-HE4 A2A	4.928		07/25/35	124,180
7	Aegis Asset Backed Securities Trust 2005-3 A1	4.918		08/25/35	7,366
145	Aegis Asset Backed Securities Trust 2005-4 1A1	4.928		10/25/35	144,835
650	American Express	5.44		12/15/09	650,894
94	Bear Stearns Asset Backed 2005-HE8 A1	4.938		08/25/35	94,548
188	Bear Stearns Asset Backed 2005-HE8 A1	5.038		03/25/35	188,508
186	Capital Auto Receivables Asset Trust 2005-1 A3	4.808		04/15/08	186,233
124	Carrington Mortgage Loan Trust 2005-NC4 A1	4.968		09/25/35	124,547
43	Countrywide Asset-Backed Certificates 2004-3 3A2	5.018		12/25/32	43,116
347	Countrywide Asset-Backed Certificates 2005-16 2AF1	4.528		05/25/36	347,121
123	Credit-Based Asset Servicing & Securities 2005-CB4 AV1	4.918		08/25/35	122,874
113	Credit-Based Asset Servicing & Securities 2005-CB5 AV1	4.928		08/25/35	113,560
138	First Franklin Mortgage Series 2005-FF7 A2	4.918		08/25/35	137,646
525	GE Capital Credit Card Master Note Trust 2004-1 A	5.249		06/15/10	525,526
103	GSAMP Trust 2005-HE4 A2A	4.938		08/01/35	102,881
140	Impac CMB Trust 2004-3 1A	5.068		06/25/34	139,637
600	MBNA Master Credit Card Trust	5.339		02/16/10	601,178
117	Merrill Auto Trust Securitization 2005-1 A2B	4.969		04/25/08	117,293
5	Merrill Lynch Mortgage Investment Inc 2005-SL1	5.018		06/25/35	5,478
95	Option One Mtge Loan Trust 2004-3 A3	5.118		11/25/34	94,732
207	RAAC Series 2006-SP1 A1	4.80		09/25/45	207,627
38	Securitized Asset-Backed Receivables LLC 2004-NC3 A2	5.208		09/25/34	38,044
86	Specialty Underwriting & Residential Finance 2004-BC2 A2	5.088		05/25/35	86,161
21	Structured Asset Investment Loan 2003-BC13	5.158		11/25/33	20,574
199	Structured Asset Secs 2005-GEL1 A	5.168		12/25/34	199,430
316	Structured Asset Securities Corp.	5.16		06/25/35	316,510
1	Structured Asset Securities Corp. 2005-WMC1 A1	4.898		01/25/35	759
50	Terwin Mortgage Trust 2005-8HE A1-144A*	4.938		07/25/35	50,358

	Total Asset-Backed Securities (Cost $4,790,708)				4,791,616

	U.S. Government Obligations (13.4%)
	U. S. Treasury Bonds (9.3%)
2,050		6.125		08/15/29	2,417,239

565		6.375		08/15/27	678,442
100		7.625		02/15/25	133,602
185		8.125		08/15/21	249,317
460		8.75		05/15/17	614,352
705	(b)	8.75		08/15/20	984,081
					5,077,033
	U. S. Treasury Notes (0.6%)
345	††	3.875		02/15/13	331,483
	U. S. Treasury Strips (3.5%)
1,900		0.00		08/15/22	882,649
1,750		0.00		08/15/17	1,049,477
					1,932,126
	Total U.S. Government Obligations (Cost $7,265,684)				7,340,642

	Collateralized Mortgage Obligations (18.1%)
	U.S. Government Agencies (0.7%)
364	Freddie Mac	5.480	**	09/25/45	365,492

	Federal National Mortgage Assoc.(0.2%)
186	IO	6.50		03/01/20	24,508
155	IO	7.00		03/01/20	21,248
173	IO	7.00		03/01/35	28,066
239	IO	8.00		03/01/35	38,061
					111,883
	Total U.S. Government Agencies				477,375

	Private Issues (17.2%)
398	Bear Stearns	5.57		07/25/36	398,347
	Countrywide Alternative Loan Trust
5,000	2004-20 X (IO)	0.00	**	09/25/46	264,840
1,694	2005-81 X1 (IO)	0.955	**	01/25/36	90,785
7,555	2006-OA1 2X (IO)	0.98	**	09/25/35	162,909
1,475	2005-59R A (IO)	1.04	**	03/20/46	87,777
1,599	2005-58R A (IO)	1.15	**	10/25/34	32,486
2,740	2005-58R A (IO)	1.44		12/20/35	84,767
374	2006-OA5 1A2	5.118	**	04/25/46	374,592
2,388	2006-OA5 1A2	1.556		12/20/35	126,383
262	2006-OA6 1A4B	5.24		07/25/46	262,076
440	2005-76 2A2	5.71		02/25/36	444,506
356	2005-76 2A2	5.928		11/25/35	362,287
399	2006-0A16A3	5.58		10/25/46	399,192
	DSLA Mortgage Loan Trust
403	2006-AR1 2A1A	4.951	**	04/19/47	402,850
398	2006-AR1 2A1A	5.53		11/19/37	397,647
	Greenpoint Mortgage Fund
387	2006-AR2 3A2	5.65	**	03/25/36	387,264
1,045	2005-AR3 X1 (IO)	1.21	**	08/25/45	32,482
1,451	2005-AR4 X4 (IO)	1.99	**	10/25/45	46,708
	GS Mortgage Securities Corp.
978	2006-OA1R A (IO)	1.71	**	08/25/35	39,564
	Harborview Mortgage Loan Trust
1	2006-1 PO1 (PO)	0.00		03/19/37	537
400	2006-1 PO1 (PO)	5.67	**	10/25/36	400,000
1,685	2006-1 X1 (IO)	0.41	**	03/19/37	80,023
2,391	2005-2 X1 (IO)	1.46	**	05/19/35	58,288
390	2006-7 2A1B	5.58		10/19/37	389,994
395	2006-8 2A1B	5.58		08/21/46	395,082
1,517	2005-3 X2 (IO)	0.32	**	06/19/35	33,657
292	2006-1 2A1A (IO)	5.57	**	03/19/37	292,691
	Indymac Index Mortgage Loan Trust
1,329	2005-AR12 AX2 (IO)	1.06	**	07/25/35	43,595
	Luminent Mortgage Trust
285	2006-1 A1	5.57	**	04/25/36	285,706
	Residential Accredit Loans, Inc.
143	2006-Q01 1A1	5.59		02/25/46	142,875
399	2006-Q01 2A1	5.56		06/25/46	398,584
148	2006-Q01	5.60		02/25/46	147,856
414	2006-Q01	5.79		10/25/45	416,345
	Structured Asset Mortgage Investments, Inc.
449	2006-AR3 3A1	5.56		08/25/36	449,881
400	2006-AR3 3A1	5.50		09/25/36	400,000

213	2006-AR3 3A1	5.52		02/25/36	212,755
	Washington Mutual
230	2005-AR15 A1B1	5.58	**	11/25/45	231,052
190	2005-AR19 A1B1	5.58	**	12/25/45	190,813
197	2005-AR17 A1B1	5.58	**	12/25/45	197,107
	Wmalt Mortgage Pas
308	2006-AR2 A1A	5.604		04/25/46	307,807
	Total Private Issues				9,472,110

	Total Collateralized Mortgage Obligations (Cost $10,028,413)				9,949,485

	U.S. Government Agencies-Mortgage-Backed Securities (10.3%)
	Federal Home Loan Mortgage Corp. (0.4%)
197		7.50		12/01/31-06/01/32	204,487
	Federal National Mortgage Assoc. (9.7%)
324		4.54		08/01/36	333,333
549		6.731		07/01/36	564,106
377		6.924		07/01/36	386,987
560		6.50		07/01/29-11/01/33	573,457
579		6.917		05/01/36	598,858
2,015		7.00		04/01/31-10/01/35	2,074,472
100		7.00		†††	102,656
153		7.50		02/01/31-03/01/32	158,220
380		8.00		02/01/12-06/01/31	399,812
112		8.50		06/01/30	120,314
					5,312,215
	Government National Mortgage Assoc. (0.2%)
75		7.50		04/15/26-08/15/29	78,436
36		8.00		02/15/26-06/15/26	38,097
					116,533
	Total U.S. Government Agencies-Mortgage-Backed Securities (Cost $5,690,992)				5,633,235

	Total United States (Cost $46,826,141)				45,639,345

	Total Government & Corporate Bonds (Cost $54,083,980)				52,876,927

	Convertible Bond (0.2%)
	Telecommunication Equipment
105	Nortel Networks Corp. (Cost $102,444)	4.25		09/01/08	100,800

NUMBER OF
SHARES
	Common Stocks (e) (0.0%)
	Casino/Gaming (0.0%)
787	Fitzgeralds Gaming Corp. + (e) (j)*				0

	Electric Utilities (0.0%)
13	PNM Resources Inc.(d)				358
1	SW Acquisition LP (0.03% Ownership interest acquired 09/25/05) (d) (e) (f) (j)				0
					358
	Food: Specialty/Candy (0.0%)
18	SFAC New Holdings Inc. (d)				0
100	SFAC New Holdings Inc. ++ (d)				0
					0
	Restaurants (0.0%)
10,137	Catalina Restaurant Group (d) (e) (j)				101

	Specialty Telecommunications (0.0%)
1,171	Birch Telecom Inc. (d) (j)				12
16,679	PFB Telecom NV (Series B) (d) (j)				0
109	XO Holdings, Inc.(d)				532
					544

		Telecommunications (0.0%)
	352	Viatel Holdings Bermuda Ltd. (d) (e)			1

		Textiles (0.0%)
	11,192	U.S. Leather, Inc. (d) (e) (j)			0

		Wireless Telecommunications (0.0%)
	46	USA Mobility, Inc. (d)			1,051
	4,516	Vast Solutions, Inc. (Class B1) (d) (e) (j)			0
	4,516	Vast Solutions, Inc. (Class B2) (d) (e) (j)			0
	4,516	Vast Solutions, Inc. (Class B3) (d) (e) (j)			0
					1,051

		Total Common Stocks(Cost $1,904,877)			2,055

NUMBER OF				EXPIRATION
WARRANTS				DATE
		Warrants (e) (0.0%)
		Casino/Gaming (0.0%)
9,000		Aladdin Gaming Enterprises, Inc. - 144A* (j)		03/01/10	0
250		Resort At Summerlin LP - 144A* (j)		12/15/07	0
					0
		Specialty Telecommunications (0.0%)
219		XO Holdings, Inc. (Series A) (d)		01/16/10	197
164		XO Holdings, Inc. (Series B) (d)		01/16/10	99
164		XO Holdings, Inc. (Series C) (d)		01/16/10	62
					358

		Total Warrants (Cost $251)			358

CURRENCY
AMOUNT
		Put Purchase Option (0.1%)
EUR	363	June/2007 @ $94.25			11,963
EUR	78	June/2007 @ $94.50			5,037
EUR	60	June/2007 @ $94.75			7,800
		Total Put Purchase Option (Cost $61,543)			24,800

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE
		Short-Term Investments (5.2%)
		Repurchase Agreements
	$2,000	Joint repurchase agreement account (dated 09/29/06; proceeds $2,000,888) (g) (Cost $2,000,000)	5.325%	10/02/06	2,000,000

	876	The Bank of New York(dated 09/29/06; proceeds $876,579) (h) (Cost $876,191)	5.313	10/02/06	876,191

		Total Short-Term Investments (Cost $2,876,191)			2,876,191

		Total Investments (Cost $59,029,286) (i) (k)		101.8%	55,881,131

		Liabilities in Excess of Other Assets		(1.8)	(988,918)

		Net Assets		100.0%	$54,892,213

IO	Interest Only security
PO	Principal Only security.
*	Resale is restricted to qualified institutional investors.
**	Floating rate security, rate shown is the rate in effect at September 30, 2006.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Security purchased on a forward commitment basis.
†††	Security was purchased on a forward commitment basis with an approximate principal amount and no definite date; the actual principal amount and maturity date will be determined upon settlement.
+	Resale is restricted acquired (12/22/98) at a cost basis of $3,549.
++	Resale is restricted acquired (06/10/99) at a cost basis of $1.

+++	Turkish currency index credit linked unsecured note.
++++	Capital appreciation bond.
#	Resale is restricted; aquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.
(a)	Issuer in bankruptcy.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $139,586.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Resale is restricted. No transaction activity during the year.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Collateralized by Federal National Mortgage Assoc. 5.50% due 08/01/36 valued at $893,715.
(i)

Securities have been designated as collateral in amount equal to $20,864,145 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

(j)

Securities with a total market value equal to $7,137 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(k)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $772,782 and the aggregate gross unrealized depreciation is $3,920,937, resulting in net unrealized depreciation of $3,148,155.

Futures Contracts Open at September 30, 2006:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

67	Long	U.S. Treasury Note 10 Year
		December 2006	$7,240,188	$80,551

27	Short	U.S. Treasury Note 5 Year
		December 2006	(2,848,922)	(19,449)

33	Short	U.S. Treasury Note 2 Year
		December 2006	(6,748,500)	(16,651)

27	Short	U.S. Treasury Bond 20 Year
		December 2006	(3,034,969)	(52,816)

		Net Unrealized Depreciation		$(8,365)

Currency Abbreviations:
ARS	Argentina Peso.
EUR	Euro.
JPY	Japanese Yen.
MXN	Mexican New Peso.
ZAR	South African Rand.

Forward Foreign Currency Contracts Open at September 30, 2006:

					UNREALIZED
					APPRECIATION
CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	(DEPRECIATION)
EUR	61,000		$77,879	10/27/06	$405
JPY	25,000,000		$220,567	11/07/06	7,725
	$986,372	JPY	114,000,000	11/07/06	(15,812)

		Net Unrealized Depreciation			$(7,682)

Morgan Stanley Select Dimensions - Balanced Portfolio

Portfolio of Investments September 30, 2006

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (66.9%)
	Aerospace & Defense (1.6%)
9,650	Northrop Grumman Corp.	$656,876
14,720	Raytheon Co.	706,707
		1,363,583
	Beverages: Alcoholic (0.7%)
8,310	Diageo PLC (ADR) (United Kingdom)	590,342

	Beverages: Non-Alcoholic (1.2%)
23,490	Coca-Cola Co. (The)	1,049,533

	Broadcasting (1.0%)
30,101	Clear Channel Communications, Inc. *	868,414

	Cable/Satellite TV (0.5%)
10,800	Comcast Corp. (Class A) *	397,980

	Chemicals: Major Diversified (3.0%)
35,380	Bayer AG (ADR) (Germany)	1,802,611
16,900	Du Pont (E.I.) de Nemours & Co.	723,996
		2,526,607
	Computer Processing Hardware (0.3%)
5,690	Hewlett-Packard Co.	208,766

	Department Stores (0.4%)
5,100	Kohl’s Corp. *	331,092

	Discount Stores (1.2%)
20,500	Wal-Mart Stores, Inc.	1,011,060

	Electric Utilities (2.7%)
16,880	American Electric Power Co., Inc.	613,926
11,780	Entergy Corp.	921,549
13,200	FirstEnergy Corp.	737,352
		2,272,827
	Finance/Rental/Leasing (1.6%)
20,570	Freddie Mac	1,364,408

	Financial Conglomerates (5.4%)
35,150	Citigroup, Inc.	1,745,900
49,986	JPMorgan Chase & Co.	2,347,343
7,670	State Street Corp.	478,608
		4,571,851
	Food Retail (0.5%)
6,300	Kroger Co. (The)	145,782
4,800	Safeway Inc.	145,680
5,200	SUPERVALU, Inc.	154,180
		445,642
	Food: Major Diversified (1.2%)
10,600	ConAgra Foods, Inc.	259,488
32,440	Unilever N.V. (NY Registered Shares) (Netherlands)	796,078
		1,055,566
	Food: Specialty/Candy (0.8%)
16,290	Cadbury Schweppes PLC (ADR) (United Kingdom)	696,723

	Household/Personal Care (0.9%)
1,850	Kimberly-Clark Corp.	120,916
11,050	Procter & Gamble Co. (The)	684,879
		805,795

	Industrial Conglomerates (3.4%)
45,250	General Electric Co.	1,597,325
6,040	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	229,399
12,200	Siemens AG (ADR) (Germany)	1,062,620
		2,889,344
	Insurance Brokers/Services (1.4%)
42,500	Marsh & McLennan Companies, Inc.	1,196,375

	Integrated Oil (2.7%)
1,830	BP PLC (ADR) (United Kingdom)	120,011
12,770	ConocoPhillips	760,198
6,840	Exxon Mobil Corp.	458,964
13,990	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	924,739
		2,263,912
	Internet Retail (0.1%)
3,800	Amazon.com, Inc. *	122,056

	Investment Banks/Brokers (2.6%)
1,300	Goldman Sachs Group, Inc. (The)	219,921
14,000	Merrill Lynch & Co., Inc.	1,095,080
49,600	Schwab (Charles) Corp. (The)	887,840
		2,202,841
	Life/Health Insurance (0.4%)
16,570	Aegon N.V. (NY Registered Shares) (Netherlands)	311,019

	Major Banks (1.7%)
15,007	Bank of America Corp.	803,925
8,700	PNC Financial Services Group	630,228
		1,434,153
	Major Telecommunications (4.0%)
6,077	Embarq Corp.	293,944
22,620	France Telecom S.A. (ADR) (France)	527,272
71,558	Sprint Nextel Corp.	1,227,220
37,188	Verizon Communications, Inc.	1,380,790
		3,429,226
	Managed Health Care (0.5%)
3,920	CIGNA Corp.	455,974

	Media Conglomerates (3.2%)
12,670	Disney (Walt) Co. (The)	391,630
87,780	Time Warner, Inc.	1,600,229
19,710	Viacom, Inc. (Class B) *	732,818
		2,724,677
	Medical Specialties (0.4%)
9,880	Applera Corp. - Applied Biosystems Group	327,127

	Motor Vehicles (0.6%)
14,330	Honda Motor Co., Ltd. (ADR) (Japan)	481,918

	Multi-Line Insurance (0.7%)
7,240	Hartford Financial Services Group, Inc. (The)	628,070

	Oilfield Services/Equipment (0.7%)
10,200	Schlumberger Ltd. (Netherlands Antilles)	632,706

	Other Consumer Services (0.1%)
2,700	Block (H.&R.), Inc.	58,698

	Packaged Software (1.8%)
70,570	Symantec Corp. *	1,501,730

	Pharmaceuticals: Major (11.1%)
27,340	Abbott Laboratories	1,327,630
41,630	Bristol-Myers Squibb Co.	1,037,420
11,590	GlaxoSmithKline PLC (ADR) (United Kingdom)	616,936
24,160	Lilly (Eli) & Co.	1,377,120
34,000	Pfizer, Inc.	964,240
15,020	Roche Holdings Ltd. (ADR) (Switzerland)	1,302,610
10,610	Sanofi-Aventis (ADR) (France)	471,827
63,910	Schering-Plough Corp.	1,411,771
18,470	Wyeth	939,015
		9,448,569
	Precious Metals (0.7%)
14,630	Newmont Mining Corp.	625,433

	Property - Casualty Insurers (3.2%)
18,040	Chubb Corp. (The)	937,358
25,476	St. Paul Travelers Companies, Inc. (The)	1,194,570
8,300	XL Capital Ltd. (Class A) (Cayman Islands)	570,210
		2,702,138
	Regional Banks (0.6%)
12,300	Fifth Third Bancorp	468,384

	Restaurants (0.4%)
8,330	McDonald’s Corp.	325,870

	Semiconductors (1.7%)
41,589	Intel Corp.	855,486
33,670	Micron Technology, Inc. *	585,858
		1,441,344
	Specialty Insurance (0.3%)
1,280	MGIC Investment Corp.	76,762
4,000	PMI Group, Inc. (The)	175,240
		252,002
	Specialty Stores (0.3%)
6,890	Office Depot, Inc. *	273,533

	Telecommunication Equipment (0.5%)
15,480	Motorola, Inc.	387,000

	Tobacco (0.8%)
9,330	Altria Group, Inc.	714,211

	TOTAL COMMON STOCKS (Cost $46,300,720)	56,858,499

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	CORPORATE BONDS (6.7%)
	Aerospace & Defense (0.2%)
$55	Northrop Grumman Corp.	4.079%	11/16/06	54,911
10	Raytheon Co.	6.15	11/01/08	10,177
89	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664	09/15/13	93,956
				159,044
	Air Freight/Couriers (0.1%)
50	FedEx Corp.	2.65	04/01/07	49,331

	Airlines (0.2%)
100	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	103,550
45	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	45,050
				148,600

	Beverages: Alcoholic (0.2%)
70	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	66,444
70	Miller Brewing Co. - 144A**	4.25		08/15/08	68,654
					135,098
	Cable/Satellite TV (0.1%)
10	Comcast Cable Communications, Inc.	6.75		01/30/11	10,516
10	Comcast Corp.	7.625		02/15/08	10,282
55	TCI Communications, Inc.	7.875		02/15/26	62,108
					82,906
	Casino/Gaming (0.1%)
110	Harrah’s Operating Co., Inc.	5.625		06/01/15	102,417
25	Harrah’s Operating Co., Inc.	6.50		06/01/16	24,551
					126,968
	Chemicals: Major Diversified (0.0%)
40	ICI Wilmington Inc.	4.375		12/01/08	39,114

	Computer Processing Hardware (0.1%)
60	Hewlett-Packard Co.	5.524	†	05/22/09	60,109

	Containers/Packaging (0.0%)
35	Sealed Air Corp. - 144A**	5.625		07/15/13	34,486

	Department Stores (0.0%)
20	May Department Stores Co.	6.70		07/15/34	19,960

	Drugstore Chains (0.0%)
20	CVS Corp.	5.75		08/15/11	20,282

	Electric Utilities (1.0%)
70	Ameren Corp.	4.263		05/15/07	69,524
70	Arizona Public Service Co.	5.80		06/30/14	69,743
20	Arizona Public Service Co.	6.75		11/15/06	20,025
70	Carolina Power & Light Co.	5.125		09/15/13	68,943
75	CC Funding Trust I	6.90		02/16/07	75,364
35	Cincinnati Gas & Electric Co.	5.70		09/15/12	35,307
30	Consolidated Natural Gas Co. (Series A)	5.00		12/01/14	28,534
65	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	67,060
45	Consumers Energy Co.	4.80		02/17/09	44,461
40	Detroit Edison Co. (The)	6.125		10/01/10	41,167
30	Entergy Gulf States, Inc.	3.60		06/01/08	29,094
45	Entergy Gulf States, Inc.	5.80	†	12/01/09	44,912
65	Ohio Power Company - IBC (Series K)	6.00		06/01/16	66,874
15	Panhandle Eastern Pipe Line Co. (Series B)	2.75		03/15/07	14,819
45	Public Service Electric & Gas Co. (Series MTNB)	5.00		01/01/13	44,245
35	Texas Eastern Transmission, LP	7.00		07/15/32	39,334
55	Wisconsin Electric Power Co.	3.50		12/01/07	53,933
					813,339
	Electrical Products (0.2%)
70	Cooper Industries, Inc.	5.25		07/01/07	69,701
65	Cooper Industries, Inc.	5.25		11/15/12	64,731
					134,432
	Electronics/Appliances (0.1%)
45	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	43,784

	Finance/Rental/Leasing (0.4%)
95	Countrywide Home Loans, Inc. (Series MTN)	3.25		05/21/08	92,089
85	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	82,512
125	Residential Capital Corp.	6.375		06/30/10	126,576
45	SLM Corp.	4.00		01/15/10	43,389
					344,566

	Financial Conglomerates (0.2%)
105	Bank One Corp. (Series MTNA)	6.00		02/17/09	106,848
30	General Electric Capital Corp.	4.25		12/01/10	29,090
10	General Electric Capital Corp. (Series MTNA)	5.875		02/15/12	10,331
					146,269
	Food Retail (0.1%)
55	Fred Meyer, Inc.	7.45		03/01/08	56,480

	Food: Major Diversified (0.1%)
30	ConAgra Foods, Inc.	7.00		10/01/28	32,500
30	ConAgra Foods, Inc.	8.25		09/15/30	36,987
25	Kraft Foods Inc.	5.25		06/01/07	24,962
					94,449
	Forest Products (0.0%)
5	Weyerhaeuser Co.	6.125		03/15/07	5,006

	Gas Distributors (0.1%)
45	NiSource Finance Corp.	5.968	†	11/23/09	45,029
45	Sempra Energy	4.621		05/17/07	44,789
					89,818
	Home Furnishings (0.1%)
40	Mohawk Industries, Inc. (Series D)	7.20		04/15/12	41,859

	Hotels/Resorts/Cruiselines (0.1%)
70	Hyatt Equities LLC - 144A**	6.875		06/15/07	70,475

	Household/Personal Care (0.1%)
85	Clorox Co. (The)	5.515	†	12/14/07	85,172

	Industrial Conglomerates (0.1%)
50	Textron Financial Corp.	4.125		03/03/08	49,171
55	Textron Financial Corp. (Series MTN)	5.125		02/03/11	54,790
					103,961
	Insurance Brokers/Services (0.2%)
200	Farmers Exchange Capital - 144A**	7.05		07/15/28	205,563

	Major Banks (0.2%)
30	Bank of New York Co., Inc. (The)	5.20		07/01/07	29,997
55	HSBC Finance Corp.	6.75		05/15/11	58,347
45	Popular North America Inc. (Series MTN)	5.65		04/15/09	45,179
					133,523
	Major Telecommunications (0.5%)
75	France Telecom SA (France)	8.50		03/01/31	98,146
45	SBC Communications, Inc.	6.15		09/15/34	43,708
15	Sprint Capital Corp.	8.75		03/15/32	18,345
35	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	33,968
60	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	56,893
70	Telefonica Europe BV (Netherlands)	8.25		09/15/30	83,598
60	Verizon New England Inc.	6.50		09/15/11	61,616
					396,274
	Managed Health Care (0.0%)
5	WellPoint Inc.	3.75		12/14/07	4,905

	Media Conglomerates (0.1%)
30	News America Holdings, Inc.	7.75		02/01/24	33,269
15	News America, Inc.	7.28		06/30/28	16,012
65	Viacom, Inc. - 144A**	6.875		04/30/36	64,459
					113,740
	Motor Vehicles (0.0%)
35	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	41,712

	Multi-Line Insurance (0.4%)
180	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	188,015
80	American General Finance Corp. (Series MTNH)	4.625		09/01/10	78,141
35	AXA Financial, Inc.	6.50		04/01/08	35,588
30	International Lease Finance Corp.	3.75		08/01/07	29,589
					331,333
	Oil & Gas Pipelines (0.1%)
25	Kinder Morgan Energy Partners, L.P.	5.125		11/15/14	23,802
65	Plains All American Pipeline L.P/PAA Finance Corp. - 144A**	6.70		05/15/36	68,059
					91,861
	Other Metals/Minerals (0.1%)
70	Brascan Corp. (Canada)	7.125		06/15/12	75,075

	Property - Casualty Insurers (0.5%)
200	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	196,521
30	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	31,144
55	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	54,679
70	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	69,589
100	XLLIAC Global Funding - 144A**	4.80		08/10/10	98,107
					450,040
	Pulp & Paper (0.0%)
25	Sappi Papier Holding AG - 144A** (Austria)	6.75		06/15/12	24,019

	Railroads (0.2%)
0	Burlington North Santa Fe Railway Co.	4.575		01/15/21	0
35	Burlington North Santa Fe Railway Co.	6.125		03/15/09	35,718
45	Norfolk Southern Corp.	7.35		05/15/07	45,500
35	Union Pacific Corp.	6.625		02/01/08	35,585
25	Union Pacific Corp. (Series MTNE)	6.79		11/09/07	25,318
					142,121
	Real Estate Development (0.2%)
152	World Financial Properties - 144A**	6.91		09/01/13	159,804

	Real Estate Investment Trusts (0.0%)
25	EOP Operating LP	6.763		06/15/07	25,215

	Regional Banks (0.1%)
110	Marshall & Ilsley Bank (Series BKNT)	3.80		02/08/08	107,908

	Restaurants (0.0%)
35	Tricon Global Restaurants, Inc.	8.875		04/15/11	39,612

	Savings Banks (0.3%)
40	Household Finance Corp.	4.125		12/15/08	39,150
20	Household Finance Corp.	5.875		02/01/09	20,342
15	Household Finance Corp.	6.375		10/15/11	15,695
55	Household Finance Corp.	6.40		06/17/08	56,063
55	Washington Mutual Bank	5.50		01/15/13	55,041
45	Washington Mutual Inc.	8.25		04/01/10	48,890
					235,181
	Trucks/Construction/Farm Machinery (0.1%)
20	Caterpillar Financial Services Corp. (Series MTNF)	3.625		11/15/07	19,635
80	Caterpillar Financial Services Corp. (Series MTNF)	5.463	†	08/20/07	80,102
					99,737
	Wireless Telecommunications (0.1%)
70	Vodafone Group PLC (United Kingdom)	5.457	†	12/28/07	70,039

	TOTAL CORPORATE BONDS (Cost $5,655,738)				5,653,170

	U.S Government Obligations (10.6%)
	U.S. Treasury Bonds
25		6.125		08/15/29	29,478
410		6.375		08/15/27	492,321
1,540		7.625		02/15/25	2,057,465
200		8.125		08/15/19	263,813
590		8.125		08/15/21	795,118
200		8.50		02/15/20	272,609
	U.S. Treasury Notes
275		3.875		02/15/13	264,226
900	††	4.25		08/15/13	970,772
1,570	††	4.25		08/15/13	1,537,835
625		4.25		11/15/13	611,548
1,120		4.50		02/28/11	1,116,150
425		8.75		08/15/20	593,241
	Total U.S. Government Obligations (Cost $8,981,811).				9,004,576

	Mortgage-Backed Securities (6.7%)
	Federal Home Loan Mortgage Corp. Gold
165		6.50		03/01/33	168,852
197		7.50		09/01/25-06/01/32	203,890
	Federal National Mortgage Assoc.
236		6.50		01/01/32	241,463
250		7.00		†††	256,766
673		7.00		05/01/31-04/01/35	723,387
280		7.50		08/01/29-09/01/35	289,892
220		8.00		12/01/28-01/01/32	232,142
	Federal National Mortgage Assoc. (ARM)
83		5.834		07/01/33	84,134
515		6.417		01/01/36	532,484
550		6.420		01/01/36	568,437
239		6.420		03/01/36	247,725
247		6.479		03/01/36	255,624
249		6.731		07/01/36	256,412
251		6.905		05/01/36	259,905
252		6.917		05/01/36	260,373
511		6.921		04/01/36	531,694
176		6.924		07/01/36	180,594
350		6.939		04/01/36	361,848
	Government National Mortgage Assoc.
58		7.50		08/15/23-10/15/29	59,987

	Total Mortgage-Backed Securities (Cost $5,732,863)				5,715,609

	Asset-Backed Securities (5.8%)
	Finance/Rental/Leasing
150	American Express Credit Account Master Trust 2002-3 A	5.44	†	12/15/09	150,206
300	American Express Credit Account Master Trust 2003-3 A	5.44	†	11/15/10	300,660
175	Banc of America Securities Auto Trust 2005-WF1 A3	3.99		08/18/09	173,147
150	Capital Auto Receivables Asset Trust 2002-3 A - 144A **	5.31		10/20/09	150,404
84	Capital Auto Receivables Asset Trust 2004-2 A	3.35		02/15/08	83,733
175	Capital Auto Receivables Asset Trust 2005-1 A4	4.05		07/15/09	173,471
150	Caterpillar Financial Asset Trust 2005-A A3	3.90		02/25/09	148,735
175	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	176,550
39	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	38,190
100	CNH Equipment Trust 2005-A A3	4.02		04/15/09	99,174
225	CNH Equipment Trust 2005-B A3	4.27		01/15/10	222,249
125	DaimlerChrysler Auto Trust 2005-B A3	4.04		09/08/09	124,023
116	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	114,996
100	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	99,871

	175	GE Equipment Small Ticket LLC -2005-2A	4.88		10/22/09	174,397
	175	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	175,889
	200	Harley-Davidson Motorcycle Trust 2005-1 A2	3.76		12/17/12	195,887
	125	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	122,829
	100	Hertz Vehicle Financing LLC 2005-2A A2	4.93		02/25/10	99,543
	100	Honda Auto Receivables Owner Trust 2005-2 A3	3.93		01/15/09	99,245
	150	Honda Auto Receivables Owner Trust 2005-3 A3	3.87		04/20/09	148,380
	125	Honda Auto Receivables Owner Trust 2005-6 A3	4.85		10/19/09	124,613
	100	Hyundai Auto Receivables Trust 2005-A A3	3.98		11/16/09	98,741
	100	MBNA Master Credit Card Trust 1999-B A	5.90		08/15/11	102,190
	200	Merrill Auto Trust Securitization 2005-1 A3	4.10		08/25/09	198,095
	125	National City Auto Receivables Trust 2004-A A4	2.88		05/15/11	122,155
	175	Nissan Auto Receivables Owner Trust 2005-B A3	3.99		07/15/09	173,416
	50	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	49,222
	200	USAA Auto Owner Trust 2004-2 A-4	3.58		02/15/11	197,065
	117	USAA Auto Owner Trust 2004-3 A3	3.16		02/17/09	116,013
	106	USAA Auto Owner Trust 2005-1 A3	3.90		07/15/09	105,467
	114	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	113,525
	175	Volkswagen Auto Loan Enhanced Trust 2005-1 A3	4.80		07/20/09	174,358
	40	Wachovia Auto Owner Trust 2004-B A3	2.91		04/20/09	39,975
	75	Wachovia Auto Owner Trust 2005-A A3	4.06		09/21/09	74,357
	125	Wachovia Auto Owner Trust 2005-B A3	4.79		04/20/10	124,503
	37	World Omni Auto Receivables Trust 2004-A A3	3.29		11/12/08	36,574

		Total Asset-Backed Securitites (Cost $4,948,449)				4,921,848

		Collateralized Mortgage Obligations (0.7%)
	162	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	5.48	†	09/25/45	162,441
	246	Federal National Mortgage Assoc. 2006-28 1A1	5.44	†	03/25/36	246,149
	3,013	Federal National Mortgage Assoc. 2006-28 1P (IO)	1.20	†	03/25/36	77,675
	359	Federal National Mortgage Assoc. 2005-68 XI (IO)	6.00		08/25/35	118,560

		Total Collateralized Mortgage Obligations (Cost $550,031)				604,825

	CURRENCY
	AMOUNT
		Put Options Purchased (0.0%)
EUR	162,500	June/2007 @ 94.25 (Cost $20,674)				5,362

	PRINCIPAL
	AMOUNT IN		COUPON		MATURITY
	THOUSANDS		RATE		DATE
		SHORT-TERM INVESTMENTS (6.2%)
		U.S. Government Agencies & Obligations (0.1%)
$100		U.S. Treasury Bill*** (Cost $98,543)	5.09		01/11/07	98,572

		Repurchase Agreement (6.1%)
	5,132	Joint repurchase agreement account (dated 09/29/06; proceeds $5,134,277) (b) (Cost $5,132,000)	5.325		10/02/06	5,132,000

		Total Short-Term Investments (Cost $5,230,543)				5,230,572

		TOTAL INVESTMENTS (Cost $77,420,829) (c) (d)			103.6%	87,994,461
		LIABILITIES IN EXCESS OF OTHER ASSETS			(3.6)	(3,096,988)
		NET ASSETS			100.0%	$84,897,473

ADR	American Depositary Receipt.
ARM	Adjustable Rate Mortgage.
IO	Interest Only security.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
***	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $6,788.
†	Floating rate security, rate shown is the rate in effect at September 30, 2006.
††	Security purchased on a forward commitment basis.
†††	Security purchased on a forward commitment basis with approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $8,540,186. in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,482,475 and the aggregate gross unrealized depreciation is $1,908,843, resulting in net unrealized appreciation of $10,573,632.

Futures Contracts Open at September 30, 2006

		DESCRIPTION,		UNREALIZED
NUMBER OF		DELIVERY MONTH,	UNDERLYING FACE	APPRECIATION/
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

22	Long	U.S. Treasury Notes 5 Year
		December 2006	$2,321,344	$12,812
9	Long	U.S. Treasury Bond 20 Year
		December 2006	1,011,656	15,879
4	Short	U.S. Treasury Notes 10 Year
		December 2006	(432,250)	(4,105)
10	Short	U.S. Treasury Notes 2 Year
		December 2006	(2,045,000)	(2,699)

		Total Unrealized Appreciation		$21,887

Morgan Stanley Select Dimensions- Utilities Portfolio

Portfolio of Investments September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.3%)
	Alternative Power Generation (0.4%)
34,000	FuelCell Energy, Inc.*	$258,740

	Cable/Satellite TV (1.2%)
15,000	Rogers Communications, Inc. (Class B)	823,050

	Electric Utilities (56.8%)
91,000	AES Corp. (The)*	1,855,490
34,000	Allegheny Energy, Inc.*	1,365,780
25,000	Ameren Corp.	1,319,750
32,000	American Electric Power Co., Inc.	1,163,840
21,000	Consolidated Edison, Inc.	970,200
18,000	Constellation Energy Group, Inc.	1,065,600
20,000	Dominion Resources, Inc.	1,529,800
34,000	DPL, Inc.	922,080
15,000	DTE Energy Co.	622,650
56,710	Duke Energy Corp.	1,712,642
50,000	Edison International	2,082,000
28,500	Entergy Corp.	2,229,555
37,000	Exelon Corp.	2,239,980
36,000	FirstEnergy Corp.	2,010,960
52,000	FPL Group, Inc.	2,340,000
20,000	Mirant Corp.*	546,200
28,000	NSTAR	934,080
50,000	PG&E Corp.	2,082,500
13,400	Pinnacle West Capital Corp.	603,670
32,000	PNM Resources Inc.	882,240
65,000	PPL Corp.	2,138,500
15,000	Public Service Enterprise Group	917,850
47,000	SCANA Corp.	1,892,690
42,000	Southern Co. (The)	1,447,320
33,000	TXU Corp.	2,063,160
38,000	Wisconsin Energy Corp.	1,639,320
		38,577,857
	Electronic Equipment/Instruments (1.1%)
13,000	Itron, Inc.*	725,400

	Energy (20.2%)
45,000	AGL Resources, Inc.	1,642,500
24,000	Dynegy, Inc. (Class A)*	132,960
29,000	El Paso Corp.	395,560
37,000	Equitable Resources, Inc.	1,294,260
6,000	Kinder Morgan, Inc.	629,100
65,750	MDU Resources Group, Inc.	1,468,855
27,000	New Jersey Resources Corp.	1,331,100
35,000	NRG Energy, Inc.*	1,585,500
18,000	Questar Corp.	1,471,860
42,000	Sempra Energy	2,110,500
68,000	Williams Companies, Inc. (The)	1,623,160
		13,685,355

	Telecommunications (19.6%)
24,160	ALLTEL Corp.	1,340,880
17,000	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	669,290
43,000	American Tower Corp. (Class A)*	1,569,500

53,272	AT&T Inc.			1,734,536
44,500	BellSouth Corp.			1,902,375
10,625	CenturyTel, Inc.			421,494
10,000	Citizens Communications Co.			140,400
9,000	NII Holdings, Inc.*			559,440
25,000	Qwest Communications International, Inc.*			218,000
39,025	Sprint Nextel Corp.			669,279
21,400	Telefonica de Espana S.A. (ADR) (Spain)			1,108,734
43,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)			1,099,940
34,394	Verizon Communications, Inc.			1,277,049
43,979	Windstream Corp.			580,083
				13,291,000
	TOTAL COMMON STOCKS (Cost $39,499,709)			67,361,402

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENT (0.8%)
	REPURCHASE AGREEMENT
$551	Joint repurchase agreement account (dated 09/29/06; proceeds $551,245) (a) (Cost $ 551,000 )	5.325	10/02/06	551,000

	TOTAL INVESTMENTS (Cost $40,050,709)		100.1%	67,912,402
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.1)	(35,475)
	NET ASSETS		100.0%	$67,876,927

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $27,994,863 and the aggregate gross unrealized depreciation is $133,170, resulting in net unrealized appreciation of $27,861,693.

Morgan Stanley Select Dimensions - Dividend Growth Portfolio

Portfolio of Investments September 30, 2006  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.5%)
	Aerospace & Defense (2.8%)
41,742	Boeing Co.	$3,291,357
56,023	Northrop Grumman Corp.	3,813,486
		7,104,843
	Apparel/Footwear (1.5%)
51,502	V.F. Corp.	3,757,071

	Apparel/Footwear Retail (0.7%)
43,300	Nordstrom, Inc.	1,831,590

	Beverages: Alcoholic (1.7%)
59,752	Diageo PLC (ADR) (United Kingdom)	4,244,782

	Beverages: Non-Alcoholic (4.2%)
162,509	PepsiCo, Inc.	10,605,337

	Biotechnology (1.9%)
19,576	Genentech, Inc.*	1,618,935
27,216	Genzyme Corp.*	1,836,264
19,568	Gilead Sciences, Inc.*	1,344,322
		4,799,521
	Casino/Gaming (0.5%)
19,800	Harrah’s Entertainment, Inc.	1,315,314

	Chemicals: Agricultural (1.8%)
96,852	Monsanto Co.	4,553,013

	Computer Communications (2.5%)
283,406	Cisco Systems, Inc.*	6,518,338

	Computer Processing Hardware (1.6%)
29,862	Apple Computer, Inc.*	2,300,270
78,699	Dell Inc.*	1,797,485
		4,097,755
	Data Processing Services (1.6%)
85,363	Automatic Data Processing, Inc.	4,041,084

	Discount Stores (3.6%)
14,560	Sears Holdings Corp.*	2,301,790
125,625	Target Corp.	6,940,781
		9,242,571
	Drugstore Chains (0.9%)
72,202	CVS Corp.	2,319,128

	Electric Utilities (1.6%)
66,162	Exelon Corp.	4,005,447

	Financial Conglomerates (10.1%)
123,038	American Express Co.	6,899,971
140,523	Citigroup, Inc.	6,979,777
125,357	JPMorgan Chase & Co.	5,886,765
99,178	UBS AG (Switzerland)	5,882,247
		25,648,760

	Financial Publishing/Services (1.9%)
85,374	McGraw-Hill Companies, Inc. (The)	4,954,253

	Hotels/Resorts/Cruiselines (1.6%)
73,831	Starwood Hotels & Resorts Worldwide, Inc.	4,222,395

	Household/Personal Care (2.7%)
110,522	Procter & Gamble Co. (The)	6,850,154

	Industrial Conglomerates (7.3%)
27,136	3M Co.	2,019,461
174,584	General Electric Co.	6,162,815
164,417	United Technologies Corp.	10,415,817
		18,598,093
	Insurance Brokers/Services (0.3%)
29,206	Marsh & McLennan Companies, Inc.	822,149

	Integrated Oil (2.6%)
97,784	Exxon Mobil Corp.	6,561,306

	Internet Software/Services (1.5%)
6,271	Google, Inc. (Class A)*	2,520,315
53,676	Yahoo!, Inc.*	1,356,929
		3,877,244
	Investment Banks/Brokers (3.6%)
29,772	Goldman Sachs Group, Inc. (The)	5,036,529
52,767	Merrill Lynch & Co., Inc.	4,127,435
		9,163,964
	Investment Managers (2.5%)
17,200	Franklin Resources, Inc.	1,818,900
118,271	Mellon Financial Corp.	4,624,396
		6,443,296
	Life/Health Insurance (2.9%)
45,852	Lincoln National Corp.	2,846,492
79,227	MetLife, Inc.	4,490,586
		7,337,078
	Major Banks (0.6%)
30,329	Bank of America Corp.	1,624,725

	Major Telecommunications (0.8%)
38,321	ALLTEL Corp.	2,126,816

	Managed Health Care (1.9%)
43,959	Caremark Rx, Inc.	2,491,157
48,928	UnitedHealth Group Inc.	2,407,258
		4,898,415
	Media Conglomerates (0.8%)
113,200	Time Warner, Inc.	2,063,636

	Medical Specialties (3.5%)
19,524	Alcon, Inc. (Switzerland)	2,235,498
72,669	Baxter International, Inc.	3,303,533
42,213	Fisher Scientific International, Inc.*	3,302,745
		8,841,776
	Multi-Line Insurance (2.3%)
89,424	American International Group, Inc.	5,925,234

	Office Equipment/Supplies (1.8%)
105,766	Pitney Bowes, Inc.	4,692,837

	Oil & Gas Production (1.7%)
18,700	Devon Energy Corp.	1,180,905
76,995	XTO Energy, Inc.	3,243,799
		4,424,704

	Oilfield Services/Equipment (1.8%)
43,470	Halliburton Co.		1,236,722
56,371	Schlumberger Ltd. (Netherlands Antilles)		3,496,693
			4,733,415
	Other Consumer Services (0.3%)
27,227	eBay Inc.*		772,158

	Packaged Software (3.4%)
55,482	Adobe Systems, Inc.*		2,077,801
99,300	Microsoft Corp.		2,713,869
141,987	Oracle Corp.*		2,518,849
27,700	SAP AG (ADR) (Germany)		1,371,150
			8,681,669
	Pharmaceuticals: Major (5.9%)
37,900	Abbott Laboratories		1,840,424
51,428	Johnson & Johnson		3,339,734
146,868	Pfizer, Inc.		4,165,176
114,880	Wyeth		5,840,499
			15,185,833
	Property - Casualty Insurers (1.0%)
35,919	XL Capital Ltd. (Class A) (Cayman Islands)		2,467,635

	Semiconductors (3.3%)
139,512	Intel Corp.		2,869,762
52,600	Microchip Technology Inc.		1,705,292
117,685	Texas Instruments Inc.		3,913,026
			8,488,080
	Telecommunication Equipment (1.1%)
80,527	QUALCOMM, Inc.		2,927,156

	Tobacco (2.4%)
80,294	Altria Group, Inc.		6,146,506

	TOTAL COMMON STOCKS (Cost $209,932,466)		246,915,081

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (4.1%)
	REPURCHASE AGREEMENT
$10,659	Joint repurchase agreement account 5.325% due 10/02/06 (dated 9/29/06; proceeds $10,663,730) (a) (Cost $10,659,000)		10,659,000

	TOTAL INVESTMENTS (Cost $220,591,466) (b)	100.6%	257,574,081
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(1,597,213)
	NET ASSETS	100.0%	$255,976,868

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $40,273,133 and the aggregate gross unrealized depreciation is $3,290,518 resulting in net unrealized appreciation of $36,982,615.

Morgan Stanley Select Dimensions Equally-Weighted S&P 500 Portfolio

Portfolio of Investments September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.6%)
	Advertising/Marketing Services (0.4%)
41,806	Interpublic Group of Companies, Inc. (The) *	$413,879
4,469	Omnicom Group, Inc.	418,298
		832,177
	Aerospace & Defense (1.6%)
5,501	Boeing Co.	433,754
5,756	General Dynamics Corp.	412,533
10,676	Goodrich Corp.	432,592
5,415	L-3 Communications Holdings, Inc.	424,157
4,971	Lockheed Martin Corp.	427,804
6,047	Northrop Grumman Corp.	411,619
8,731	Raytheon Co.	419,175
7,803	Rockwell Collins, Inc.	427,917
		3,389,551
	Agricultural Commodities/Milling (0.2%)
10,821	Archer-Daniels-Midland Co.	409,899

	Air Freight/Couriers (0.4%)
3,896	FedEx Corp.	423,417
5,691	United Parcel Service, Inc. (Class B)	409,411
		832,828
	Airlines (0.2%)
24,917	Southwest Airlines Co.	415,117

	Aluminum (0.2%)
14,668	Alcoa, Inc.	411,291

	Apparel/Footwear (1.0%)
12,186	Coach, Inc. *	419,198
12,752	Jones Apparel Group, Inc.	413,675
10,545	Liz Claiborne, Inc.	416,633
4,973	NIKE, Inc. (Class B)	435,734
5,591	V.F. Corp.	407,863
		2,093,103
	Apparel/Footwear Retail (0.8%)
23,077	Gap, Inc. (The)	437,309
15,260	Limited Brands, Inc.	404,237
9,919	Nordstrom, Inc.	419,574
14,705	TJX Companies, Inc. (The)	412,181
		1,673,301
	Auto Parts: O.E.M. (0.4%)
5,976	Eaton Corp.	411,448
5,742	Johnson Controls, Inc.	411,931
		823,379
	Automotive Aftermarket (0.2%)
29,017	Goodyear Tire & Rubber Co. (The) *	420,747

	Beverages: Alcoholic (0.8%)
8,722	Anheuser-Busch Companies, Inc.	414,382
5,532	Brown-Forman Corp. (Class B)	424,028
14,837	Constellation Brands Inc. (Class A) *	427,009
6,010	Molson Coors Brewing Co. (Class B)	414,089
		1,679,508

	Beverages: Non-Alcoholic (0.8%)
9,252	Coca-Cola Co. (The)	413,379
19,895	Coca-Cola Enterprises Inc.	414,413
11,919	Pepsi Bottling Group, Inc. (The)	423,125
6,345	PepsiCo, Inc.	414,075
		1,664,992
	Biotechnology (1.1%)
5,914	Amgen Inc. *	423,028
9,399	Biogen Idec Inc. *	419,947
5,997	Genzyme Corp. *	404,618
6,373	Gilead Sciences, Inc. *	437,825
13,992	MedImmune, Inc. *	408,706
6,464	Millipore Corp. *	396,243
		2,490,367
	Broadcasting (0.4%)
14,030	Clear Channel Communications, Inc.	404,765
11,830	Univision Communications, Inc. (Class A) *	406,242
		811,007
	Building Products (0.4%)
9,431	American Standard Companies, Inc.	395,819
14,616	Masco Corp.	400,771
		796,590
	Cable/Satellite TV (0.2%)
11,974	Comcast Corp. (Class A) *	441,242

	Casino/Gaming (0.4%)
6,396	Harrah’s Entertainment, Inc.	424,886
10,249	International Game Technology	425,334
		850,220
	Chemicals: Agricultural (0.2%)
9,327	Monsanto Co.	438,462

	Chemicals: Major Diversified (1.0%)
10,688	Dow Chemical Co. (The)	416,618
9,766	Du Pont (E.I.) de Nemours & Co.	418,375
7,723	Eastman Chemical Co.	417,196
25,821	Hercules Inc. *	407,197
9,045	Rohm & Haas Co.	428,281
		2,087,667
	Chemicals: Specialty (0.8%)
6,179	Air Products & Chemicals, Inc.	410,100
6,510	Ashland Inc.	415,208
7,117	Praxair, Inc.	421,042
5,635	Sigma-Aldrich Corp.	426,400
		1,672,750
	Coal (0.2%)
13,432	CONSOL Energy, Inc.	426,197

	Commercial Printing/Forms (0.2%)
12,638	Donnelley (R.R.) & Sons Co.	416,548

	Computer Communications (0.8%)
36,907	Avaya Inc. *	422,216
18,105	Cisco Systems, Inc. *	416,415
26,934	Juniper Networks, Inc. *	465,420
21,513	QLogic Corp. *	406,596
		1,710,647
	Computer Peripherals (0.6%)
36,678	EMC Corp. *	439,402
7,221	Lexmark International, Inc. (Class A) *	416,363
12,219	Network Appliance, Inc. *	452,225
5,600	Seagate Technology Inc. (Escrow) (a)	0
		1,307,990
	Computer Processing Hardware (1.0%)
5,568	Apple Computer, Inc. *	428,903
19,327	Dell Inc. *	441,429
11,405	Hewlett-Packard Co.	418,449
11,455	NCR Corp. *	452,243
78,148	Sun Microsystems, Inc. *	388,396
		2,129,420
	Construction Materials (0.2%)
5,308	Vulcan Materials Co.	415,351

	Containers/Packaging (1.0%)
10,057	Ball Corp.	406,806
12,747	Bemis Company, Inc.	418,866
14,827	Pactiv Corp. *	421,383
7,809	Sealed Air Corp.	422,623
9,998	Temple-Inland Inc.	400,920
		2,070,598
	Contract Drilling (0.8%)
13,727	Nabors Industries, Ltd. (Bermuda) *	408,378
6,556	Noble Corp. (Cayman Islands)	420,764
12,939	Rowan Companies, Inc.	409,261
5,921	Transocean Inc. (Cayman Islands) *	433,595
		1,671,998
	Data Processing Services (1.4%)
7,843	Affiliated Computer Services, Inc. (Class A) *	406,738
8,711	Automatic Data Processing, Inc.	412,379
8,516	Computer Sciences Corp. *	418,306
19,982	Convergys Corp. *	412,628
9,241	First Data Corp.	388,122
8,817	Fiserv, Inc. *	415,193
11,487	Paychex, Inc.	423,296
		2,876,662
	Department Stores (0.8%)
12,696	Dillard’s, Inc. (Class A)	415,540
9,827	Federated Department Stores, Inc.	424,625
6,172	Kohl’s Corp. *	400,686
6,375	Penney (J.C.) Co., Inc.	435,986
		1,676,837
	Discount Stores (1.4%)
21,084	Big Lots, Inc. *	417,674
8,282	Costco Wholesale Corp.	411,450
28,615	Dollar General Corp.	390,022
14,278	Family Dollar Stores, Inc.	417,489
2,616	Sears Holdings Corp. *	413,563
7,692	Target Corp.	424,983
8,557	Wal-Mart Stores, Inc.	422,031
		2,897,212

	Drugstore Chains (0.3%)
11,877	CVS Corp.	381,489
8,259	Walgreen Co.	366,617
		748,106
	Electric Utilities (4.9%)
20,346	AES Corp. (The) *	414,855
10,454	Allegheny Energy, Inc. *	419,937
7,803	Ameren Corp.	411,920
11,308	American Electric Power Co., Inc.	411,272
29,181	CenterPoint Energy, Inc.	417,872
28,575	CMS Energy Corp. *	412,623
9,023	Consolidated Edison, Inc.	416,863
6,929	Constellation Energy Group, Inc.	410,197
5,348	Dominion Resources, Inc.	409,069
9,967	DTE Energy Co.	413,730
13,587	Duke Energy Corp.	410,327
10,014	Edison International	416,983
5,264	Entergy Corp.	411,803
7,017	Exelon Corp.	424,809
7,368	FirstEnergy Corp.	411,576
9,262	FPL Group, Inc.	416,790
9,993	PG&E Corp.	416,208
9,225	Pinnacle West Capital Corp.	415,586
12,732	PPL Corp.	418,883
9,463	Progress Energy, Inc.	429,431
6,655	Public Service Enterprise Group	407,219
11,936	Southern Co. (The)	411,315
26,724	TECO Energy, Inc.	418,231
6,715	TXU Corp.	419,822
20,089	Xcel Energy, Inc.	414,838
		10,382,159
	Electrical Products (0.8%)
20,001	American Power Conversion Corp.	439,222
5,029	Cooper Industries Ltd. (Class A) (Bermuda)	428,571
4,962	Emerson Electric Co.	416,113
10,925	Molex Inc.	425,747
		1,709,653
	Electronic Components (0.8%)
15,467	Jabil Circuit, Inc.	441,892
7,052	SanDisk Corp. *	377,564
118,230	Sanmina-SCI Corp. *	442,180
121,360	Solectron Corp. *	395,634
		1,657,270
	Electronic Equipment/Instruments (1.4%)
13,345	Agilent Technologies, Inc. *	436,248
189,277	JDS Uniphase Corp. *	414,517
7,144	Rockwell Automation, Inc.	415,066
32,464	Symbol Technologies, Inc.	482,415
14,869	Tektronix, Inc.	430,160
10,262	Thermo Electron Corp. *	403,604
27,786	Xerox Corp. *	432,350
		3,014,360
	Electronic Production Equipment (0.7%)
23,990	Applied Materials, Inc.	425,343
9,081	KLA-Tencor Corp.	403,832
14,695	Novellus Systems, Inc. *	406,464
29,579	Teradyne, Inc. *	389,260
		1,624,899

	Electronics/Appliance Stores (0.6%)
7,665	Best Buy Co., Inc.	410,537
15,797	Circuit City Stores - Circuit City Group	396,663
21,379	RadioShack Corp.	412,615
		1,219,815
	Electronics/Appliances (0.6%)
18,595	Eastman Kodak Co.	416,528
5,005	Harman International Industries, Inc.	417,617
4,656	Whirlpool Corp.	391,616
		1,225,761
	Engineering & Construction (0.2%)
5,296	Fluor Corp.	407,209

	Environmental Services (0.4%)
40,813	Allied Waste Industries, Inc. *	459,963
11,688	Waste Management, Inc.	428,716
		888,679
	Finance/Rental/Leasing (1.4%)
5,423	Capital One Financial Corp.	426,573
8,720	CIT Group, Inc.	424,054
11,837	Countrywide Financial Corp.	414,768
7,674	Fannie Mae	429,053
6,410	Freddie Mac	425,175
7,909	Ryder System, Inc.	408,737
7,929	SLM Corp.	412,149
		2,940,509
	Financial Conglomerates (1.2%)
7,675	American Express Co.	430,414
8,399	Citigroup, Inc.	417,178
8,789	JPMorgan Chase & Co.	412,731
7,710	Principal Financial Group, Inc.	418,499
5,581	Prudential Financial, Inc.	425,551
6,481	State Street Corp.	404,414
		2,508,787
	Financial Publishing/Services (0.6%)
11,277	Equifax, Inc.	413,979
7,264	McGraw-Hill Companies, Inc. (The)	421,530
6,380	Moody’s Corp.	417,124
		1,252,633
	Food Distributors (0.2%)
12,215	SYSCO Corp.	408,592

	Food Retail (0.8%)
18,339	Kroger Co. (The)	424,364
14,068	Safeway Inc.	426,964
13,651	SUPERVALU, Inc.	404,752
7,326	Whole Foods Market, Inc.	435,384
		1,691,464
	Food: Major Diversified (1.2%)
11,062	Campbell Soup Co.	403,763
17,671	ConAgra Foods, Inc.	432,586
7,791	General Mills, Inc.	440,971
9,884	Heinz (H.J.) Co.	414,436
8,301	Kellogg Co.	411,066
27,508	Sara Lee Corp.	442,054
		2,544,876

	Food: Meat/Fish/Dairy (0.4%)
9,912	Dean Foods Co. *	416,502
25,870	Tyson Foods, Inc. (Class A)	410,816
		827,318
	Food: Specialty/Candy (0.6%)
7,944	Hershey Foods Co. (The)	424,607
11,176	McCormick & Co., Inc. (Non-Voting)	424,464
9,000	Wrigley (Wm.) Jr. Co.	414,540
		1,263,611
	Forest Products (0.4%)
21,717	Louisiana-Pacific Corp.	407,628
6,646	Weyerhaeuser Co.	408,928
		816,556
	Gas Distributors (1.1%)
67,977	Dynegy, Inc. (Class A) *	376,593
10,103	KeySpan Corp.	415,637
9,605	Nicor Inc.	410,710
19,583	NiSource, Inc.	425,734
9,931	Peoples Energy Corp.	403,695
8,341	Sempra Energy	419,135
		2,451,504
	Home Building (0.9%)
7,720	Centex Corp.	406,226
16,952	D.R. Horton, Inc.	406,000
8,932	KB Home	391,222
8,895	Lennar Corp. (Class A)	402,499
12,907	Pulte Homes, Inc.	411,217
		2,017,164
	Home Furnishings (0.4%)
16,531	Leggett & Platt, Inc.	413,771
14,223	Newell Rubbermaid, Inc.	402,795
		816,566
	Home Improvement Chains (0.6%)
11,004	Home Depot, Inc. (The)	399,115
14,059	Lowe’s Companies, Inc.	394,496
7,530	Sherwin-Williams Co.	420,023
		1,213,634
	Hospital/Nursing Management (0.8%)
8,311	HCA, Inc.	414,636
19,933	Health Management Associates, Inc. (Class A)	416,600
7,903	Manor Care, Inc.	413,169
48,035	Tenet Healthcare Corp. *	391,005
		1,635,410
	Hotels/Resorts/Cruiselines (0.9%)
9,418	Carnival Corp. (Panama)	442,929
14,710	Hilton Hotels Corp.	409,674
10,670	Marriott International, Inc. (Class A)	412,289
6,913	Starwood Hotels & Resorts Worldwide, Inc.	395,354
14,263	Wyndham Worldwide Corp. *	398,936
		2,059,182
	Household/Personal Care (1.6%)
8,269	Alberto-Culver Co.	418,329
13,968	Avon Products, Inc.	428,259
6,634	Clorox Co. (The)	417,942
6,692	Colgate-Palmolive Co.	415,573
10,591	Estee Lauder Companies, Inc. (The) (Class A)	427,135
10,380	International Flavors & Fragrances, Inc.	410,425
6,318	Kimberly-Clark Corp.	412,944
6,775	Procter & Gamble Co. (The)	419,915
		3,350,522

	Industrial Conglomerates (1.8%)
5,565	3M Co.	414,147
6,186	Danaher Corp.	424,793
11,970	General Electric Co. **	422,541
10,398	Honeywell International, Inc.	425,278
10,706	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	406,614
8,390	ITT Corp.	430,155
4,922	Textron, Inc.	430,675
15,565	Tyco International Ltd. (Bermuda)	435,664
6,386	United Technologies Corp.	404,553
		3,794,420
	Industrial Machinery (0.4%)
9,479	Illinois Tool Works Inc.	425,607
5,378	Parker Hannifin Corp.	418,032
		843,639
	Industrial Specialties (0.4%)
9,829	Ecolab Inc.	420,878
6,274	PPG Industries, Inc.	420,860
		841,738
	Information Technology Services (0.8%)
12,030	Citrix Systems, Inc. *	435,606
17,301	Electronic Data Systems Corp.	424,221
4,975	International Business Machines Corp.	407,652
71,761	Unisys Corp. *	406,167
		1,673,646
	Insurance Brokers/Services (0.4%)
11,869	AON Corp.	402,003
14,796	Marsh & McLennan Companies, Inc.	416,507
		818,510
	Integrated Oil (1.0%)
6,678	Chevron Corp.	433,135
7,102	ConocoPhillips	422,782
6,382	Exxon Mobil Corp.	428,232
10,277	Hess Corp.	425,673
8,785	Murphy Oil Corp.	417,727
		2,127,549
	Internet Retail (0.2%)
12,688	Amazon.com, Inc. *	407,539

	Internet Software/Services (0.5%)
1,006	Google, Inc. (Class A) *	404,311
19,103	VeriSign, Inc. *	385,881
14,073	Yahoo!, Inc. *	355,765
		1,145,957
	Investment Banks/Brokers (1.8%)
8,817	Ameriprise Financial, Inc.	413,517
3,012	Bear Stearns Companies, Inc. (The)	421,981
874	Chicago Mercantile Exchange Holdings, Inc.	417,990
16,959	E*TRADE Group, Inc. *	405,659
2,536	Goldman Sachs Group, Inc. (The)	429,015
5,762	Lehman Brothers Holdings Inc.	425,581
5,348	Merrill Lynch & Co., Inc.	418,321
5,816	Morgan Stanley (Note 4)	424,045
23,565	Schwab (Charles) Corp. (The)	421,814
		3,777,923
	Investment Managers (1.1%)
12,033	Federated Investors, Inc. (Class B)	406,836
3,938	Franklin Resources, Inc.	416,443
21,052	Janus Capital Group, Inc.	415,145
4,037	Legg Mason, Inc.	407,172
10,698	Mellon Financial Corp.	418,292
8,696	Price (T.) Rowe Group, Inc.	416,104
		2,479,992

	Life/Health Insurance (1.2%)
9,192	AFLAC, Inc.	420,626
11,702	Genworth Financial Inc. (Class A)	409,687
6,737	Lincoln National Corp.	418,233
7,368	MetLife, Inc.	417,618
6,625	Torchmark Corp.	418,104
21,379	UnumProvident Corp.	414,539
		2,498,807
	Major Banks (2.3%)
8,020	Bank of America Corp.	429,631
11,752	Bank of New York Co., Inc. (The)	414,376
9,629	BB&T Corp.	421,558
7,191	Comerica, Inc.	409,312
17,087	Huntington Bancshares, Inc.	408,892
11,071	KeyCorp	414,498
11,273	National City Corp.	412,592
5,664	PNC Financial Services Group	410,300
11,155	Regions Financial Corp.	410,392
5,375	SunTrust Banks, Inc.	415,380
7,487	Wachovia Corp.	417,775
11,503	Wells Fargo & Co.	416,179
		4,980,885
	Major Telecommunications (1.1%)
7,181	ALLTEL Corp.	398,546
12,951	AT&T Inc.	421,685
9,848	BellSouth Corp.	421,002
8,262	Embarq Corp.	399,633
23,769	Sprint Nextel Corp.	407,638
11,523	Verizon Communications, Inc.	427,849
		2,476,353
	Managed Health Care (1.3%)
10,523	Aetna, Inc.	416,185
7,097	Caremark Rx, Inc.	402,187
3,580	CIGNA Corp.	416,426
7,623	Coventry Health Care, Inc. *	392,737
6,246	Humana, Inc. *	412,798
7,903	UnitedHealth Group Inc.	388,828
5,248	WellPoint Inc. *	404,358
		2,833,519
	Media Conglomerates (1.0%)
14,437	CBS Corp. (Class B)	406,690
13,791	Disney (Walt) Co. (The)	426,280
21,501	News Corp. (Class A)	422,495
23,948	Time Warner, Inc.	436,572
11,394	Viacom, Inc. (Class B) *	423,629
		2,115,666
	Medical Distributors (0.7%)
8,891	AmerisourceBergen Corp.	401,873
5,934	Cardinal Health, Inc.	390,101
7,623	McKesson Corp.	401,885
12,767	Patterson Companies, Inc. *	429,099
		1,622,958
	Medical Specialties (3.0%)
12,500	Applera Corp. - Applied Biosystems Group	413,875
5,415	Bard (C.R.), Inc.	406,125
7,905	Bausch & Lomb, Inc.	396,278
9,057	Baxter International, Inc.	411,731
5,973	Becton, Dickinson & Co.	422,112
12,175	Biomet, Inc.	391,913
25,423	Boston Scientific Corp. *	376,006
5,165	Fisher Scientific International, Inc. *	404,110
11,134	Hospira, Inc. *	426,098
8,931	Medtronic, Inc.	414,756
13,285	Pall Corp.	409,311

21,751	PerkinElmer, Inc.	411,746
11,173	St. Jude Medical, Inc. *	394,295
8,103	Stryker Corp.	401,828
9,264	Waters Corp. *	419,474
6,040	Zimmer Holdings, Inc. *	407,700
		6,507,358
	Miscellaneous Commercial Services (0.4%)
10,802	Cintas Corp.	441,046
18,314	Sabre Holdings Corp. (Class A)	428,364
		869,410
	Miscellaneous Manufacturing (0.2%)
8,650	Dover Corp.	410,356

	Motor Vehicles (0.6%)
51,449	Ford Motor Co.	416,222
13,033	General Motors Corp.	433,478
6,764	Harley-Davidson, Inc.	424,441
		1,274,141
	Multi-Line Insurance (0.8%)
6,279	American International Group, Inc.	416,047
4,741	Hartford Financial Services Group, Inc. (The) (Note 4)	411,282
10,743	Loews Corp.	407,160
7,058	SAFECO Corp.	415,928
		1,650,417
	Office Equipment/Supplies (0.4%)
6,971	Avery Dennison Corp.	419,445
9,293	Pitney Bowes, Inc.	412,330
		831,775
	Oil & Gas Pipelines (0.6%)
30,656	El Paso Corp.	418,148
3,952	Kinder Morgan, Inc.	414,367
17,909	Williams Companies, Inc. (The)	427,488
		1,260,003
	Oil & Gas Production (1.4%)
9,440	Anadarko Petroleum Corp.	413,755
6,552	Apache Corp.	414,086
14,204	Chesapeake Energy Corp.	411,632
6,292	Devon Energy Corp.	397,340
6,895	EOG Resources, Inc.	448,520
9,367	Occidental Petroleum Corp.	450,646
10,149	XTO Energy Inc.	427,577
		2,963,556
	Oil Refining/Marketing (0.6%)
5,636	Marathon Oil Corp.	433,408
6,678	Sunoco, Inc.	415,305
8,215	Valero Energy Corp.	422,826
		1,271,539
	Oilfield Services/Equipment (1.2%)
6,615	Baker Hughes Inc.	451,143
13,600	BJ Services Co.	409,768
14,214	Halliburton Co.	404,388
6,975	National-Oilwell Varco, Inc. *	408,386
7,332	Schlumberger Ltd. (Netherlands Antilles)	454,804
10,308	Weatherford International Ltd. (Bermuda) *	430,050
		2,558,539

	Other Consumer Services (0.6%)
8,341	Apollo Group, Inc. (Class A) *	410,711
18,971	Block (H.&R.), Inc.	412,430
14,816	eBay Inc. *	420,182
		1,243,323
	Other Consumer Specialties (0.2%)
5,464	Fortune Brands, Inc.	410,401

	Other Metals/Minerals (0.2%)
4,928	Phelps Dodge Corp.	417,402

	Packaged Software (2.1%)
11,152	Adobe Systems, Inc. *	417,642
11,529	Autodesk, Inc. *	400,979
15,159	BMC Software, Inc. *	412,628
17,558	CA Inc.	415,949
52,563	Compuware Corp. *	409,466
12,504	Intuit Inc. *	401,253
15,373	Microsoft Corp. **	420,144
65,083	Novell, Inc. *	398,308
25,268	Oracle Corp. *	448,254
24,546	Parametric Technology Corp. *	428,573
20,871	Symantec Corp. *	444,135
		4,597,331
	Personnel Services (0.4%)
10,388	Monster Worldwide, Inc. *	375,942
12,890	Robert Half International, Inc.	437,873
		813,815
	Pharmaceuticals: Generic Drugs (0.5%)
7,677	Barr Pharmaceuticals Inc. *	398,743
19,452	Mylan Laboratories, Inc.	391,569
15,243	Watson Pharmaceuticals, Inc. *	398,909
		1,189,221
	Pharmaceuticals: Major (1.6%)
8,339	Abbott Laboratories	404,942
16,558	Bristol-Myers Squibb Co.	412,625
6,468	Johnson & Johnson	420,032
7,487	Lilly (Eli) & Co.	426,759
10,039	Merck & Co., Inc.	420,634
14,716	Pfizer, Inc.	417,346
19,345	Schering-Plough Corp.	427,331
8,239	Wyeth	418,871
		3,348,540
	Pharmaceuticals: Other (0.6%)
3,644	Allergan, Inc.	410,351
8,294	Forest Laboratories, Inc. *	419,759
25,149	King Pharmaceuticals, Inc. *	428,287
		1,258,397
	Precious Metals (0.4%)
7,920	Freeport-McMoRan Copper & Gold, Inc. (Class B)	421,819
9,346	Newmont Mining Corp.	399,542
		821,361
	Property - Casualty Insurers (1.4%)
7,449	ACE Ltd. (Cayman Islands)	407,684
6,863	Allstate Corp. (The)	430,516
7,953	Chubb Corp. (The)	413,238
8,518	Cincinnati Financial Corp.	409,375

17,294	Progressive Corp. (The)	424,395
8,978	St. Paul Travelers Companies, Inc. (The)	420,978
6,088	XL Capital Ltd. (Class A) (Cayman Islands)	418,246
		2,924,432
	Publishing: Books/Magazines (0.2%)
8,316	Meredith Corp.	410,228

	Publishing: Newspapers (1.0%)
12,262	Dow Jones & Co., Inc.	411,267
7,517	Gannett Co., Inc.	427,191
17,932	New York Times Co. (The) (Class A)	412,077
8,900	Scripps (E.W.) Co. (Class A)	426,577
13,323	Tribune Co.	435,929
		2,113,041
	Pulp & Paper (0.4%)
12,136	International Paper Co.	420,270
16,162	MeadWestvaco Corp.	428,455
		848,725
	Railroads (0.8%)
5,910	Burlington Northern Santa Fe Corp.	434,030
13,054	CSX Corp.	428,563
9,585	Norfolk Southern Corp.	422,219
4,924	Union Pacific Corp.	433,312
		1,718,124
	Real Estate Development (0.2%)
19,639	Realogy Corp.	445,413

	Real Estate Investment Trusts (2.1%)
7,704	Apartment Investment & Management Co. (Class A)	419,175
7,516	Archstone-Smith Trust	409,171
3,958	Boston Properties, Inc.	409,020
10,572	Equity Office Properties Trust	420,343
8,121	Equity Residential	410,760
9,801	Kimco Realty Corp.	420,169
12,161	Plum Creek Timber Co., Inc.	413,960
7,053	ProLogis	402,444
4,642	Public Storage, Inc.	399,166
4,500	Simon Property Group, Inc.	407,790
3,759	Vornado Realty Trust	409,731
		4,521,729
	Recreational Products (0.8%)
13,654	Brunswick Corp.	425,868
7,610	Electronic Arts Inc. *	423,725
18,850	Hasbro, Inc.	428,837
21,368	Mattel, Inc. *	420,950
		1,699,380
	Regional Banks (2.3%)
14,035	AmSouth Bancorporation	407,576
11,601	Commerce Bancorp, Inc.	425,873
7,120	Compass Bancshares, Inc.	405,698
10,819	Fifth Third Bancorp	411,988
10,577	First Horizon National Corp.	402,032
3,415	M&T Bank Corp.	409,663

8,543	Marshall & Ilsley Corp.	411,602
14,716	North Fork Bancorporation, Inc.	421,466
7,201	Northern Trust Corp.	420,754
13,954	Synovus Financial Corp.	409,829
12,406	U.S. Bancorp	412,127
5,313	Zions Bancorporation	424,031
		4,962,639
	Restaurants (1.0%)
10,640	Darden Restaurants, Inc.	451,881
10,936	McDonald’s Corp.	427,816
12,190	Starbucks Corp. *	415,070
6,426	Wendy’s International, Inc.	430,542
7,824	Yum! Brands, Inc.	407,239
		2,132,548
	Savings Banks (0.6%)
5,433	Golden West Financial Corp.	419,699
19,192	Sovereign Bancorp, Inc.	412,820
9,668	Washington Mutual, Inc.	420,268
		1,252,787
	Semiconductors (2.8%)
15,553	Advanced Micro Devices, Inc. *	386,492
21,106	Altera Corp. *	387,928
13,204	Analog Devices, Inc.	388,066
14,529	Broadcom Corp. (Class A) *	440,810
11,122	Freescale Semiconductor Inc. (Class B) *	422,747
21,128	Intel Corp.	434,603
12,197	Linear Technology Corp.	379,571
48,601	LSI Logic Corp. *	399,500
12,629	Maxim Integrated Products, Inc.	354,496
22,835	Micron Technology, Inc. *	397,329
16,766	National Semiconductor Corp.	394,504
13,959	NVIDIA Corp. *	413,047
61,678	PMC - Sierra, Inc. *	366,367
12,923	Texas Instruments Inc.	429,690
18,421	Xilinx, Inc.	404,341
		5,999,491
	Services to the Health Industry (0.9%)
4,991	Express Scripts, Inc. *	376,771
15,538	IMS Health Inc.	413,932
6,175	Laboratory Corp. of America Holdings *	404,895
6,660	Medco Health Solutions, Inc. *	400,333
6,587	Quest Diagnostics Inc.	402,861
		1,998,792
	Specialty Insurance (0.6%)
4,885	Ambac Financial Group, Inc.	404,234
6,553	MBIA Inc.	402,616
6,656	MGIC Investment Corp.	399,160
		1,206,010

	Specialty Stores (1.4%)
19,933	AutoNation, Inc. *	416,600
4,316	AutoZone, Inc. *	445,843
11,137	Bed Bath & Beyond Inc. *	426,102
10,394	Office Depot, Inc. *	412,642
10,249	OfficeMax Inc.	417,544
16,417	Staples, Inc.	399,426
11,806	Tiffany & Co.	391,959
		2,910,116
	Specialty Telecommunications (0.8%)
10,467	CenturyTel, Inc.	415,226
30,452	Citizens Communications Co.	427,546
47,428	Qwest Communications International, Inc. *	413,572
31,887	Windstream Corp.	420,590
		1,676,934
	Steel (0.6%)
6,551	Allegheny Technologies, Inc.	407,407
8,824	Nucor Corp.	436,700
7,065	United States Steel Corp.	407,509
		1,251,616
	Telecommunication Equipment (1.7%)
28,615	ADC Telecommunications, Inc. *	429,225
43,909	Andrew Corp. *	405,280
13,708	CIENA CORP *	373,555
18,824	Comverse Technology, Inc. *	403,587
17,886	Corning, Inc. *	436,597
180,185	Lucent Technologies Inc. *	421,633
16,605	Motorola, Inc.	415,125
11,210	QUALCOMM, Inc.	407,484
39,260	Tellabs, Inc. *	430,290
		3,722,776
	Tobacco (0.5%)
4,963	Altria Group, Inc.	379,918
6,290	Reynolds American, Inc.	389,791
7,643	UST, Inc.	419,066
		1,188,775
	Tools/Hardware (0.6%)
5,157	Black & Decker Corp.	409,208
9,245	Snap-On, Inc.	411,865
8,284	Stanley Works (The)	412,957
		1,234,030
	Trucks/Construction/Farm Machinery (1.0%)
6,306	Caterpillar Inc.	414,935
3,677	Cummins Inc.	438,409
5,102	Deere & Co.	428,109
15,618	Navistar International Corp. *	403,257
7,624	PACCAR, Inc.	434,720
		2,119,430
	Wholesale Distributors (0.4%)
9,545	Genuine Parts Co.	411,676
6,025	Grainger (W.W.), Inc.	403,795
		815,471
	TOTAL COMMON STOCKS (Cost $121,984,353)	207,798,370

NUMBER OF
WARRANTS
Warrant (0.0%)
Aerospace & Defense (0.0%)
111	Raytheon Co. (06/16/11) (Cost $1,354*)	1,584

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.3%)
	REPURCHASE AGREEMENT
$5,050	Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06; proceeds $5,052,241) (a) (Cost $5,050,000)		5,050,000

	TOTAL INVESTMENTS (Cost $127,035,707) (c) (d)	99.9%	212,849,954
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	114,804
	NET ASSETS	100.0%	$212,964,758

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $220,500.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general surpervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)	Securities have been designated as collateral in an amount equal to $5,091,443 in connection with open futures contracts.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $88,593,318, and the aggregate gross unrealized depreciation is $2,779,071, resulting in net unrealized appreciation of $85,814,247.

Futures Contracts Open at September 30, 2006

		DESCRIPTION,
NUMBER OF		DELIVERY MONTH,	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	AND YEAR	AMOUNT AT VALUE	APPRECIATION

1	Long	S&P 500 Index
		Dec/2006	$336,350	$7,870

1	Long	S&P Midcap Index
		Dec/2006	380,300	4,070

30	Long	S&P Midcap 400 Mini Index
		Dec/2006	2,281,800	5,208

35	Long	S&P 500 Mini Index
		Dec/2006	2,354,450	23,637

		Total unrealized appreciation		$40,785

Morgan Stanley Select Dimensions - Growth Portfolio

Portfolio of Investments September 30, 2006  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.6%)
	Air Freight/Couriers (3.6%)
18,484	C.H. Robinson Worldwide, Inc.	$824,017
21,057	Expeditors International of Washington, Inc.	938,721
		1,762,738
	Apparel/Footwear (2.9%)
41,704	Coach, Inc.*	1,434,618

	Apparel/Footwear Retail (1.6%)
11,179	Abercrombie & Fitch Co. (Class A)	776,717

	Biotechnology (1.4%)
8,649	Genentech, Inc.*	715,272

	Broadcasting (2.1%)
49,560	Grupo Televisa S.A. - CPO (Sponsored ADR) (Mexico)	1,053,646

	Casino/Gaming (1.6%)
18,729	International Game Technology	777,253

	Chemicals: Agricultural (5.1%)
53,619	Monsanto Co.	2,520,629

	Computer Peripherals (0.0%)
20,100	Seagate Technology Inc. (Escrow) (a)*	0

	Computer Processing Hardware (3.2%)
10,730	Apple Computer, Inc.*	826,532
32,532	Dell Inc.*	743,031
		1,569,563
	Construction Materials (1.5%)
24,164	Cemex SAB de C.V. - CPO (Sponsored ADR) (Mexico)*	726,853

	Data Processing Services (1.9%)
22,422	First Data Corp.	941,724

	Discount Stores (7.8%)
29,976	Costco Wholesale Corp.	1,489,208
14,953	Sears Holdings Corp.*	2,363,920
		3,853,128
	Financial Conglomerates (8.2%)
25,871	American Express Co.	1,450,846
59,097	Brookfield Asset Management Inc. (Class A) (Canada)	2,620,361
		4,071,207
	Financial Publishing/Services (4.5%)
13,494	McGraw-Hill Companies, Inc. (The)	783,057
22,079	Moody’s Corp.	1,443,525
		2,226,582
	Food: Specialty/Candy (1.4%)
14,769	Wrigley (Wm.) Jr. Co.	680,260

	Home Building (2.5%)
38,604	Pulte Homes, Inc.	1,229,923

	Hotels/Resorts/Cruiselines (2.4%)
31,064	Marriott International, Inc. (Class A)	1,200,313

	Internet Retail (2.3%)
35,125	Amazon.com, Inc.*	1,128,215

	Internet Software/Services (10.6%)
16,369	Akamai Technologies, Inc.*	818,286
6,719	Google, Inc. (Class A)*	2,700,366
68,871	Yahoo!, Inc.*	1,741,059
		5,259,711
	Investment Banks/Brokers (1.3%)
1,406	Chicago Mercantile Exchange Holdings, Inc.	672,419

	Managed Health Care (2.2%)
21,728	UnitedHealth Group Inc.	1,069,018

	Medical Specialties (1.4%)
17,488	Dade Behring Holdings, Inc.	702,318

	Miscellaneous Commercial Services (3.8%)
11,936	Corporate Executive Board Co. (The)	1,073,166
19,135	Iron Mountain Inc.*	821,657
		1,894,823
	Oil & Gas Production (3.8%)
39,294	Ultra Petroleum Corp. (Canada)*	1,890,434

	Other Consumer Services (6.9%)
19,195	Apollo Group, Inc. (Class A)*	945,162
87,972	eBay Inc.*	2,494,886
		3,440,048
	Personnel Services (1.3%)
17,435	Monster Worldwide, Inc.*	630,973

	Property - Casualty Insurers (2.9%)
448	Berkshire Hathaway Inc. (Class B)*	1,421,952

	Recreational Products (2.5%)
22,549	Electronic Arts Inc.*	1,255,528

	Semiconductors (1.2%)
30,250	Marvell Technology Group, Ltd. (Bermuda)*	585,942

	Specialty Telecommunications (1.4%)
20,339	Crown Castle International Corp.*	716,746

	Tobacco (1.3%)
8,583	Altria Group, Inc.	657,029

	Wireless Telecommunications (3.0%)
37,208	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	1,464,879

	TOTAL COMMON STOCKS (Cost $42,637,447)	48,330,461

PRINCIPAL
AMOUNT IN
THOUSANDS
SHORT-TERM INVESTMENT (2.5%)
REPURCHASE AGREEMENT
$1,221	Joint repurchase agreement account 5.325% due 10/02/06 (dated 9/29/06; proceeds $1,221,542) (b) (Cost $1,221,000)	1,221,000

TOTAL INVESTMENTS (Cost $43,858,447) (c)	100.1%	49,551,461
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(24,860)
NET ASSETS	100.0%	$49,526,601

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,853,679 and the aggregate gross unrealized depreciation is $3,160,665 resulting in net unrealized appreciation of $5,693,014.

Morgan Stanley Select Dimensions - Focus Growth Portfolio

Portfolio of Investments September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.1%)
	Air Freight/Couriers (5.3%)
94,798	C.H. Robinson Worldwide, Inc.	$4,226,095
114,742	Expeditors International of Washington, Inc.	5,115,198
		9,341,293
	Apparel/Footwear (3.1%)
159,832	Coach, Inc. *	5,498,221

	Biotechnology (1.6%)
34,270	Genentech, Inc. *	2,834,129

	Broadcasting (2.8%)
229,211	Grupo Televisa S.A. - CPO (ADR) (Mexico)	4,873,026

	Chemicals: Agricultural (5.5%)
208,065	Monsanto Co.	9,781,136

	Data Processing Services (3.7%)
153,533	First Data Corp.	6,448,386

	Discount Stores (9.2%)
128,835	Costco Wholesale Corp.	6,400,523
62,290	Sears Holdings Corp. *	9,847,426
		16,247,949
	Financial Conglomerates (10.4%)
129,428	American Express Co.	7,258,322
248,334	Brookfield Asset Management Inc. (Class A) (Canada)	11,011,130
		18,269,452
	Financial Publishing/Services (4.4%)
118,968	Moody’s Corp.	7,778,128

	Home Building (3.0%)
167,742	Pulte Homes, Inc.	5,344,260

	Hotels/Resorts/Cruiselines (2.6%)
117,818	Marriott International, Inc. (Class A)	4,552,487

	Internet Retail (2.6%)
140,422	Amazon.com, Inc. *	4,510,355

	Internet Software/Services (9.7%)
24,936	Google Inc. (Class A) *	10,021,778
281,228	Yahoo! Inc. *	7,109,444
		17,131,222
	Investment Banks/Brokers (2.1%)
7,658	Chicago Mercantile Exchange Holdings Inc.	3,662,438

	Managed Health Care (2.2%)
78,953	UnitedHealth Group Inc.	3,884,488

	Miscellaneous Commercial Services (2.4%)
48,085	Corporate Executive Board Co. (The)	4,323,322

	Oil & Gas Production (6.2%)
227,407	Ultra Petroleum Corp. (Canada) *	10,940,551

	Other Consumer Services (7.6%)
77,736	Apollo Group, Inc. (Class A) *	3,827,721
339,809	eBay Inc. *	9,636,983
		13,464,704
	Personnel Services (1.8%)
86,991	Monster Worldwide Inc. *	3,148,204

	Property - Casualty Insurers (3.5%)
1,961	Berkshire Hathaway Inc. (Class B) *	6,224,214

	Recreational Products (3.6%)
114,056	Electronic Arts Inc. *	6,350,638

	Specialty Telecommunications (2.1%)
102,875	Crown Castle International Corp. *	3,625,315

	Wireless Telecommunications (3.7%)
166,148	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	6,541,247

	TOTAL COMMON STOCKS (Cost $164,287,671)	174,775,165

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.0%)
	REPURCHASE AGREEMENT
$1,733	Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06; proceeds $1,733,769)(a) (Cost $1,733,000)		1,733,000

	TOTAL INVESTMENTS (Cost $166,020,671) (b)	100.1%	176,508,165
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(89,951)
	NET ASSETS	100.0%	$176,418,214

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $21,321,282 and the aggregate gross unrealized depreciation is $10,833,788, resulting in net unrealized appreciation of $10,487,494.

Morgan Stanley Select Dimensions - Capital Opportunities Portfolio

Portfolio of Investments September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.2%)
	Air Freight/Couriers (5.2%)
19,399	C.H. Robinson Worldwide, Inc.	$864,807
22,159	Expeditors International of Washington, Inc.	987,848
		1,852,655
	Apparel/Footwear (3.0%)
30,854	Coach, Inc. *	1,061,377

	Apparel/Footwear Retail (2.6%)
13,508	Abercrombie & Fitch Co. (Class A)	938,536

	Broadcasting (2.0%)
34,522	Grupo Televisa S.A. - CPO (ADR) (Mexico)	733,938

	Chemicals: Agricultural (4.9%)
36,965	Monsanto Co.	1,737,725

	Data Processing Services (1.9%)
16,280	First Data Corp.	683,760

	Discount Stores (7.6%)
22,073	Costco Wholesale Corp.	1,096,587
10,362	Sears Holdings Corp. *	1,638,128
		2,734,715
	Financial Conglomerates (8.0%)
18,739	American Express Co.	1,050,883
41,174	Brookfield Asset Management Inc. (Class A) (Canada)	1,825,655
		2,876,538
	Financial Publishing/Services (2.9%)
15,989	Moody’s Corp.	1,045,361

	Home Building (2.7%)
15,234	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico) *	575,236
707	NVR, Inc. *	378,245
		953,481
	Hotels/Resorts/Cruiselines (2.5%)
22,873	Marriott International, Inc. (Class A)	883,813

	Internet Retail (1.9%)
20,956	Amazon.com, Inc. *	673,107

	Internet Software/Services (11.3%)
16,855	Akamai Technologies, Inc. *	842,581
4,761	Google, Inc. (Class A) *	1,913,446
51,253	Yahoo!, Inc. *	1,295,676
		4,051,703
	Investment Banks/Brokers (3.0%)
15,962	Greenhill & Co., Inc.	1,069,773

	Medical Specialties (2.9%)
25,754	Dade Behring Holdings, Inc.	1,034,281

	Miscellaneous Commercial Services (7.4%)
18,656	Corporate Executive Board Co. (The)	1,677,361
22,866	Iron Mountain Inc. *	981,866
		2,659,227
	Oil & Gas Production (6.5%)
48,097	Ultra Petroleum Corp. (Canada) *	2,313,947

	Other Consumer Services (6.9%)
62,650	eBay Inc. *	1,776,754
6,348	Strayer Education, Inc.	686,917
		2,463,671
	Personnel Services (1.7%)
16,857	Monster Worldwide, Inc. *	610,055

	Property - Casualty Insurers (2.9%)
322	Berkshire Hathaway Inc. (Class B) *	1,022,028

	Services to the Health Industry (2.5%)
12,582	Stericycle, Inc. *	878,098

	Specialty Telecommunications (2.4%)
24,733	Crown Castle International Corp. *	871,591

	Tobacco (1.6%)
10,414	Loews Corp.- Carolina Group	576,831

	Wireless Telecommunications (2.9%)
27,015	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	1,063,580

	TOTAL COMMON STOCKS (Cost $27,938,261)	34,789,791

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (2.9%)
	REPURCHASE AGREEMENT
$1,043	Joint repurchase agreement account 5.325% due 10/02/06 (dated 09/29/06; proceeds $1,043,463)(a) (Cost $1,043,000)		1,043,000

	TOTAL INVESTMENTS (Cost $28,981,261) (b)	100.1%	35,832,791
	LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(28,123)
	NET ASSETS	100.0%	$35,804,668

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,521,062 and the aggregate gross unrealized depreciation is $1,669,532, resulting in net unrealized appreciation of $6,851,530.

Morgan Stanley Select Dimensions- Global Equity Portfolio

Portfolio of Investments September 30, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.9%)
	Australia (2.6%)
	Data Processing Services
191,000	Computershare Ltd.	1,097,389

	Other Consumer Services
146,000	A.B.C. Learning Centres Ltd.	681,083

	Total Australia	1,778,472

	Bermuda (4.4%)
	Insurance Brokers/Services
33,900	Willis Group Holdings Ltd.	1,288,200

	Multi-Line Insurance
37,700	Axis Capital Holdings Ltd.	1,307,813

	Semiconductors
23,600	Marvell Technology Group, Ltd.*	457,132

	Total Bermuda	3,053,145

	British Virgin Islands (0.9%)
	Electronic Equipment/Instruments
48,200	Nam Tai Electronics, Inc.	592,378

	Canada (2.0%)
	Biotechnology
61,000	Angiotech Pharmaceuticals, Inc.*	534,970

	Food: Specialty/Candy
81,700	SunOpta Inc.*	863,569

	Total Canada	1,398,539

	Germany (6.1%)
	Apparel/Footwear
21,200	Adidas AG	997,307

	Finance/Rental/Leasing
18,200	Grenkeleasing AG	1,045,415

	Financial Conglomerates
22,200	Hypo Real Estate Holding AG	1,384,960

	Medical Specialties
4,500	Fresenius AG	787,713

	Total Germany	4,215,395

	Greece (2.4%)
	Regional Banks
30,776	EFG Eurobank Ergasias	942,819

	Wireless Telecommunications
30,400	Cosmote Mobile Telecommunications S.A.	728,542

	Total Greece	1,671,361

	Hong Kong (5.6%)
	Agricultural Commodities/Milling
1,638,600	Global Bio-chem Technology Group Co., Ltd.	458,503

	Apparel/Footwear Retail
246,500	Esprit Holdings Ltd.	2,247,985

	Wholesale Distributors
448,800	Li & Fung Ltd.	1,115,246

	Total Hong Kong	3,821,734

	Israel (1.7%)
	Pharmaceuticals: Other
33,700	Teva Pharmaceutical Industries Ltd. (ADR)	1,148,833

	Italy (3.4%)
	Major Banks
281,700	UniCredito Italiano SpA	2,337,845

	Japan (3.3%)
	Home Building
25,200	Daito Trust Construction Co., Ltd.	1,367,293

	Industrial Machinery
64,800	OSG Corp.	922,580

	Total Japan	2,289,873

	Mexico (1.4%)
	Beverages: Non-Alcoholic
9,900	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units)†	959,706

	Singapore (5.0%)
	Airlines
159,100	Singapore Airlines Ltd.	1,462,114

	Electronic Components
65,860	Flextronics International Ltd.*	832,470

	Marine Shipping
1,072,000	Cosco Corp. (Singapore) Ltd.	1,120,111

	Total Singapore	3,414,695

	South Africa (1.0%)
	Pharmaceuticals: Generic Drugs
156,500	Aspen Pharmacare Holdings Ltd.*	698,679

	Spain (9.1%)
	Apparel/Footwear Retail
18,700	Industria de Diseno Textil, S.A.	871,638

	Broadcasting
44,600	Antena 3 de Television S.A.	912,197
47,000	Gestevision Telecinco S.A.	1,197,880
		2,110,077

	Major Banks
41,265	Banco Bilbao Vizcaya Argentaria, S.A.	954,913
77,700	Banco Santander Central Hispano S.A.	1,228,589
		2,183,502
	Major Telecommunications
63,928	Telefonica S.A.	1,108,100

	Total Spain	6,273,317

	Switzerland (2.2%)
	Financial Conglomerates
25,600	UBS AG (Registered Shares)	1,530,924

	Taiwan (1.8%)
	Semiconductors
126,482	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,214,227

	United Kingdom (8.6%)
	Beverages: Alcoholic
77,800	SABMiller PLC	1,452,882

	Investment Managers
163,494	Man Group PLC	1,370,566
451,000	RAB Capital PLC	759,520
		2,130,086
	Major Banks
51,000	Standard Chartered PLC	1,305,499

	Pharmaceuticals: Other
61,672	Shire PLC	1,024,758

	Total United Kingdom	5,913,225

	United States (35.4%)
	Apparel/Footwear
26,000	Under Armour, Inc. (Class A)*	1,040,520

	Beverages: Non-Alcoholic
13,500	PepsiCo, Inc.	881,010

	Biotechnology
21,600	Amgen Inc.*	1,545,048
13,100	Genentech, Inc.*	1,083,370
11,915	Gilead Sciences, Inc.*	818,561
		3,446,979
	Broadcasting
47,300	XM Satellite Radio Holdings Inc. (Class A)*	609,697

	Computer Processing Hardware
20,360	Apple Computer, Inc.*	1,568,331

	Electric Utilities
20,100	Constellation Energy Group	1,189,920

	Electronic Components
21,700	Amphenol Corp. (Class A)	1,343,881

	Financial Conglomerates
15,000	Prudential Financial, Inc.	1,143,750

	Hospital/Nursing Management
22,600	United Surgical Partners International, Inc.*	561,158

	Investment Banks/Brokers
10,500	Goldman Sachs Group, Inc. (The)	1,776,285
15,100	Merrill Lynch & Co., Inc.	1,181,122
		2,957,407
	Investment Trusts/Mutual Funds
31,200	KKR Private Equity Investors LP (Units)*†	663,000

	Life/Health Insurance
24,500	AFLAC, Inc.	1,121,120

	Media Conglomerates
82,500	News Corp. (Class A)	1,621,125

	Medical Specialties
13,350	Bard (C.R.), Inc.	1,001,250
15,805	Fisher Scientific International, Inc.*	1,236,583
		2,237,833
	Medical/Nursing Services
33,100	Matria Healthcare, Inc.*	919,849

	Miscellaneous Commercial Services
27,200	FTI Consulting Inc.*	681,632

	Miscellaneous Manufacturing
19,100	Mine Safety Appliances Co.	680,724

	Specialty Stores
32,200	Staples, Inc.	783,426

	Telecommunication Equipment
37,580	Corning, Inc.*	917,328

	Total United States	24,368,690
	Total Common Stocks (Cost $59,080,660)	66,681,038

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (3.0%)
	REPURCHASE AGREEMENT
$2,077	Joint repurchase agreement account 5.325% due10/02/06 (dated 09/29/06; proceeds $2,077,922)(a) (Cost $2,077,000)		2,077,000

	TOTAL INVESTMENTS (Cost $61,157,660) (b)	99.9%	68,758,038
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	78,038
	NET ASSETS	100.0%	68,836,076

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Consist of one or more class of securities traded together as a unit; stock with attached warrants.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,368,042 and the aggregate gross unrealized depreciation is $2,767,664, resulting in net unrealized appreciation of $7,600,378.

Morgan Stanley Select Dimentions Investment Series - Global Equity

Summary of Investments September 30, 2006 (unaudited)

INDUSTRY	VALUE	NET ASSETS
Major Banks	$5,826,846	8.5%
Financial Conglomerates	4,059,634	5.9
Biotechnology	3,981,949	5.8
Apparel/Footwear Retail	3,119,623	4.5
Medical Specialties	3,025,546	4.4
Investment Banks/Brokers	2,957,407	4.3
Broadcasting	2,719,774	3.9
Electronic Components	2,176,351	3.2
Pharmaceuticals: Other	2,173,591	3.2
Investment Managers	2,130,086	3.1
Repurchase Agreement	2,077,000	3.0
Apparel/Footwear	2,037,827	3.0
Beverages: Non-Alcoholic	1,840,716	2.7
Semiconductors	1,671,359	2.4
Media Conglomerates	1,621,125	2.4
Computer Processing Hardware	1,568,331	2.3
Airlines	1,462,114	2.1
Beverages: Alcoholic	1,452,882	2.1
Home Building	1,367,293	2.0
Multi-Line Insurance	1,307,813	1.9
Insurance Brokers/Services	1,288,200	1.9
Electric Utilities	1,189,920	1.7
Life/Health Insurance	1,121,120	1.6
Marine Shipping	1,120,111	1.6
Wholesale Distributors	1,115,246	1.6
Major Telecommunications	1,108,100	1.6
Data Processing Services	1,097,389	1.6
Finance/Rental/Leasing	1,045,415	1.5
Regional Banks	942,819	1.4
Industrial Machinery	922,580	1.3
Medical/Nursing Services	919,849	1.3
Telecommunication Equipment	917,328	1.3
Food: Specialty/Candy	863,569	1.2
Specialty Stores	783,426	1.1
Wireless Telecommunications	728,542	1.1
Pharmaceuticals: Generic Drugs	698,679	1.0
Miscellaneous Commercial Services	681,632	1.0
Other Consumer Services	681,083	1.0
Miscellaneous Manufacturing	680,724	1.0
Investment Trusts/Mutual Funds	663,000	1.0
Electronic Equipment/Instruments	592,378	0.9
Hospital/Nursing Management	561,158	0.8
Agricultural Commodities/Milling	458,503	0.7

	$68,758,038	99.9%

Morgan Stanley Select Dimensions - Developing Growth Portfolio

Portfolio of Investments September 30, 2006  (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.4%)
	Advertising/Marketing Services (2.5%)
8,968	Focus Media Holdings Ltd. (ADR) (Cayman Islands)*	$519,427
14,401	Lamar Advertising Co. (Class A)*	769,157
		1,288,584
	Air Freight/Couriers (5.8%)
31,328	C.H. Robinson Worldwide, Inc.	1,396,602
36,077	Expeditors International of Washington, Inc.	1,608,313
		3,004,915
	Apparel/Footwear (3.0%)
45,749	Coach, Inc.*	1,573,766

	Apparel/Footwear Retail (3.2%)
23,971	Abercrombie & Fitch Co. (Class A)	1,665,505

	Biotechnology (2.8%)
20,124	Gen-Probe Inc.*	943,614
9,668	Techne Corp.*	491,714
		1,435,328
	Broadcasting (2.2%)
54,482	Grupo Televisa S.A. (ADR) (Mexico)	1,158,287

	Casino/Gaming (4.1%)
20,168	International Game Technology	836,972
9,249	Station Casinos, Inc.	534,870
11,136	Wynn Resorts, Ltd.*	757,359
		2,129,201
	Construction Materials (1.1%)
14,318	Florida Rock Industries, Inc.	554,250

	Electronic Production Equipment (1.3%)
19,580	Tessera Technologies, Inc.*	680,992

	Financial Conglomerates (3.8%)
28,093	Brookfield Asset Management Inc. (Class A) (Canada)	1,245,644
27,995	Leucadia National Corp.	732,629
		1,978,273
	Food: Specialty/Candy (1.4%)
15,865	Wrigley (Wm.) Jr. Co.	730,742

	Gas Distributors (1.1%)
7,098	Questar Corp.	580,403

	Home Building (3.5%)
21,807	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	823,432
8,811	M.D.C. Holdings, Inc.	409,271
1,057	NVR, Inc.*	565,495
		1,798,198
	Hotels/Resorts/Cruiselines (3.4%)
17,397	Choice Hotels International, Inc.	711,537
58,629	Intercontinental Hotels (ADR) (United Kingdom)	1,034,216
		1,745,753
	Insurance Brokers/Services (2.6%)
17,255	Brown & Brown, Inc.	527,313
22,968	ChoicePoint, Inc.*	822,254
		1,349,567

	Internet Retail (2.4%)
39,650	Amazon.com, Inc.*	1,273,558

	Internet Software/Services (3.5%)
31,248	Akamai Technologies, Inc.*	1,562,088
3,120	Baidu.com, Inc. (ADR) (Cayman Islands)*	273,125
		1,835,213
	Investment Banks/Brokers (1.4%)
1,513	Chicago Mercantile Exchange Holdings, Inc.	723,592

	Investment Managers (3.0%)
36,468	Calamos Asset Management Inc. (Class A)	1,069,242
24,475	Janus Capital Group, Inc.	482,647
		1,551,889
	Medical Specialties (3.0%)
38,274	Dade Behring Holdings, Inc.	1,537,084

	Miscellaneous Commercial Services (6.9%)
22,444	Corporate Executive Board Co. (The)	2,017,940
35,998	Iron Mountain Inc.*	1,545,754
		3,563,694
	Miscellaneous Manufacturing (1.4%)
28,636	Pentair, Inc.	749,977

	Oil & Gas Production (6.6%)
30,428	Southwestern Energy Co.*	908,884
52,622	Ultra Petroleum Corp. (Canada)*	2,531,644
		3,440,528
	Other Consumer Services (5.6%)
20,559	Apollo Group, Inc. (Class A)*	1,012,325
35,891	Expedia, Inc.*	562,771
11,846	ITT Educational Services, Inc.*	785,390
12,859	Weight Watchers International, Inc.	570,168
		2,930,654
	Personnel Services (2.6%)
37,907	Monster Worldwide, Inc.*	1,371,854

	Pulp & Paper (1.0%)
18,802	MeadWestvaco Corp.	498,441

	Real Estate Development (2.7%)
31,206	CB Richard Ellis Group, Inc. (Class A)*	767,668
11,459	St. Joe Co. (The)	628,755
		1,396,423
	Recreational Products (2.6%)
88,488	Activision, Inc.*	1,336,169

	Restaurants (2.6%)
20,334	Cheesecake Factory, Inc. (The)*	552,881
12,237	Wendy’s International, Inc.	819,879
		1,372,760
	Semiconductors (1.2%)
32,688	Marvell Technology Group, Ltd. (Bermuda)*	633,167

	Services to the Health Industry (2.6%)
19,639	Stericycle, Inc.*	1,370,606

	Specialty Telecommunications (2.5%)
36,894	Crown Castle International Corp.*	1,300,145

	Tobacco (2.7%)
25,733	Loews Corp.- Carolina Group	1,425,351

	Wireless Telecommunications (3.3%)
27,664	NII Holdings, Inc.*	1,719,594

	TOTAL COMMON STOCKS (Cost $44,423,243)	51,704,463

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.3%)
	REPURCHASE AGREEMENT
$176	Joint repurchase agreement account 5.325% due 10/02/06 (dated 9/29/06; proceeds $176,078) (a) (Cost $176,000)		176,000

	TOTAL INVESTMENTS (Cost $44,599,243) (b)	99.7%	51,880,463
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	145,442
	NET ASSETS	100.0%	$52,025,905

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,058,179 and the aggregate gross unrealized depreciation is $2,776,959 resulting in net unrealized appreciation of $7,281,220.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

3